UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Central Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	83.0
1 - 1.99%	5.3
2 - 2.99%	7.5
3 - 3.99%	4.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.8%

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	10,383,279	10,625,180
2% 1/15/26	8,570,678	8,694,429
2.375% 1/15/25	16,274,534	16,469,590
2.375% 1/15/27	10,396,368	10,777,627
2.5% 1/15/29	10,197,121	10,920,153
3.375% 4/15/32	4,045,104	4,786,436
3.625% 4/15/28	8,767,578	9,788,700
3.875% 4/15/29	9,062,803	10,442,862
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	6,067,919	5,948,652
0.125% 10/15/24	9,146,575	8,932,332
0.125% 4/15/25	21,936,687	21,251,410
0.125% 10/15/25	17,697,397	17,144,349
0.125% 4/15/26	18,555,927	17,806,785
0.125% 7/15/26	25,899,116	24,947,704
0.125% 10/15/26	24,750,822	23,766,584
0.125% 4/15/27	24,243,190	23,093,723
0.125% 1/15/30	18,536,195	17,280,025
0.125% 7/15/30	27,488,652	25,586,526
0.125% 1/15/31	29,146,383	26,949,086
0.125% 7/15/31	19,347,441	17,827,200
0.125% 1/15/32	30,283,755	27,675,929
0.25% 1/15/25	35,831,621	34,959,747
0.25% 7/15/29	15,949,562	15,116,777
0.375% 7/15/25	21,392,273	20,923,019
0.375% 1/15/27	20,730,013	19,980,042
0.375% 7/15/27	28,674,692	27,702,428
0.5% 4/15/24	33,443,723	32,899,219
0.5% 1/15/28	28,115,308	27,137,833
0.625% 1/15/26	18,371,090	17,960,259
0.75% 7/15/28	22,125,132	21,699,388
0.875% 1/15/29	19,194,084	18,861,762
0.625% 7/15/32	27,615,749	26,392,771
1.125% 1/15/33	19,464,109	19,426,285
1.625% 10/15/27	3,049,989	3,109,877
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $652,924,848)		626,884,689

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b) (Cost $1,999,311)	1,998,912	1,999,311

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $654,924,159)	628,884,000
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(612,144)
NET ASSETS - 100.0%	628,271,856

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	33,978,881	31,979,570	25,980	-	-	1,999,311	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	51,152,547	51,152,547	11,168	-	-	-	0.0%
Total	-	85,131,428	83,132,117	37,148	-	-	1,999,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	626,884,689	-	626,884,689	-

Money Market Funds	1,999,311	1,999,311	-	-
Total Investments in Securities:	628,884,000	1,999,311	626,884,689	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $652,924,848)	$626,884,689
Fidelity Central Funds (cost $1,999,311)	1,999,311

Total Investment in Securities (cost $654,924,159)		$628,884,000
Receivable for investments sold		10,970,057
Receivable for fund shares sold		20,305
Interest receivable		1,146,981
Distributions receivable from Fidelity Central Funds		19,010
Total assets		641,040,353
Liabilities
Payable for investments purchased	$12,302,072
Payable for fund shares redeemed	466,272
Other payables and accrued expenses	153
Total Liabilities		12,768,497
Net Assets		$628,271,856
Net Assets consist of:
Paid in capital		$658,984,450
Total accumulated earnings (loss)		(30,712,594)
Net Assets		$628,271,856
Net Asset Value , offering price and redemption price per share ($628,271,856 ÷ 6,948,805 shares)		$90.41

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Interest		$7,212,092
Income from Fidelity Central Funds (including $11,168 from security lending)		37,148
Total Income		7,249,240
Expenses
Custodian fees and expenses	$190
Independent trustees' fees and expenses	1,243
Total Expenses		1,433
Net Investment income (loss)		7,247,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,844,543)
Total net realized gain (loss)		(5,844,543)
Change in net unrealized appreciation (depreciation) on investment securities		26,771,511
Net gain (loss)		20,926,968
Net increase (decrease) in net assets resulting from operations		$28,174,775
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,247,807	$58,668,669
Net realized gain (loss)	(5,844,543)	31,046,780
Change in net unrealized appreciation (depreciation)	26,771,511	(132,089,917)
Net increase (decrease) in net assets resulting from operations	28,174,775	(42,374,468)
Distributions to shareholders	(66,621,860)	(86,860,953)
Affiliated share transactions
Proceeds from sales of shares	18,445,339	115,587,582
Reinvestment of distributions	66,621,860	86,860,947
Cost of shares redeemed	(32,593,009)	(636,308,856)
Net increase (decrease) in net assets resulting from share transactions	52,474,190	(433,860,327)
Total increase (decrease) in net assets	14,027,105	(563,095,748)

Net Assets
Beginning of period	614,244,751	1,177,340,499
End of period	$628,271,856	$614,244,751

Other Information
Shares
Sold	206,412	1,108,154
Issued in reinvestment of distributions	737,153	814,792
Redeemed	(352,695)	(5,939,745)
Net increase (decrease)	590,870	(4,016,799)

Financial Highlights
Fidelity® Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$96.61	$113.48	$108.93	$102.91	$100.18	$102.20
Income from Investment Operations
Net investment income (loss) A,B	1.083	7.596	5.098	1.359	2.057	3.299
Net realized and unrealized gain (loss)	3.161	(15.349)	1.090	6.303	3.622	(2.914)
Total from investment operations	4.244	(7.753)	6.188	7.662	5.679	.385
Distributions from net investment income	(7.927)	(7.113)	(.222)	(.389)	(.463)	(.325)
Distributions from net realized gain	(2.517)	(2.004)	(1.416)	(1.253)	(2.486)	(2.080)
Total distributions	(10.444)	(9.117)	(1.638)	(1.642)	(2.949)	(2.405)
Net asset value, end of period	$90.41	$96.61	$113.48	$108.93	$102.91	$100.18
Total Return C,D	4.64%	(7.47)%	5.74%	7.55%	5.84%	.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.36% H	7.12%	4.60%	1.30%	2.05%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$628,272	$614,245	$1,177,340	$1,596,245	$1,381,659	$1,123,053
Portfolio turnover rate I	34% H	33%	24%	41%	53%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,436,203
Gross unrealized depreciation	(28,164,447)
Net unrealized appreciation (depreciation)	$(26,728,244)
Tax cost	$655,612,244
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Inflation-Protected Bond Index Central Fund	$1,185	$-	$-

6. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® Inflation-Protected Bond Index Central Fund	0.0005%
Actual		$ 1,000	$ 1,046.40	$- D
Hypothetical- B		$ 1,000	$ 1,024.93	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.938136.111
IPB-SANN-0523
Fidelity® Investment Grade Bond Central Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%
Futures and Swaps - 2.1%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 30.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	43,208,882
3.8% 12/1/57	106,127,000	78,789,747
4.3% 2/15/30	13,106,000	12,735,374
4.75% 5/15/46	10,000,000	9,031,235
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	42,668,273
3% 3/22/27	5,629,000	5,347,835
3.15% 3/22/30	9,123,000	8,310,217
4.862% 8/21/46	27,196,000	25,896,327
5.012% 4/15/49	3,772,000	3,648,987
		229,636,877
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	7,097,063
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	20,597,590
3.8% 5/13/60	25,000,000	20,525,044
		48,219,697
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	10,135,126
4.908% 7/23/25	18,965,000	18,775,738
5.25% 4/1/53	28,921,000	23,438,585
5.375% 5/1/47	71,848,000	59,278,066
5.5% 4/1/63	11,421,000	9,267,922
5.75% 4/1/48	11,687,000	10,085,727
6.484% 10/23/45	9,303,000	8,813,621
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,530,070
3.4% 4/1/30	6,970,000	6,516,487
3.75% 4/1/40	2,448,000	2,101,354
3.9% 3/1/38	5,001,000	4,476,351
4.65% 7/15/42	11,795,000	11,215,349
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	13,083,050
4.65% 5/15/50	39,956,000	30,562,422
Fox Corp.:
4.03% 1/25/24	6,266,000	6,197,837
4.709% 1/25/29	9,069,000	8,989,106
5.476% 1/25/39	8,943,000	8,562,538
5.576% 1/25/49	5,934,000	5,670,049
Magallanes, Inc.:
3.428% 3/15/24 (b)	18,446,000	18,021,157
3.638% 3/15/25 (b)	10,102,000	9,757,888
3.755% 3/15/27 (b)	19,757,000	18,605,726
4.054% 3/15/29 (b)	6,847,000	6,368,624
4.279% 3/15/32 (b)	28,666,000	25,592,918
5.05% 3/15/42 (b)	14,442,000	12,079,786
5.141% 3/15/52 (b)	98,717,000	79,983,812
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	15,129,426
5.5% 9/1/41	8,397,000	7,255,381
5.875% 11/15/40	7,566,000	6,857,319
6.55% 5/1/37	73,937,000	72,879,175
6.75% 6/15/39	10,675,000	10,514,290
7.3% 7/1/38	16,247,000	16,858,567
		543,603,467
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	21,204,000	19,950,361
3.8% 3/15/32 (b)	21,179,000	19,007,100
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	32,751,525
3.75% 4/15/27	25,540,000	24,550,916
3.875% 4/15/30	36,970,000	34,689,456
4.375% 4/15/40	5,513,000	4,940,860
4.5% 4/15/50	10,830,000	9,431,766
		145,321,984
TOTAL COMMUNICATION SERVICES		966,782,025
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	15,664,308
4% 1/15/25	14,536,000	14,167,388
4.25% 5/15/23	9,840,000	9,822,194
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	21,172,000	21,111,332
		60,765,222
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,446,080
3.5% 7/1/27	7,113,000	6,889,182
3.6% 7/1/30	8,445,000	8,009,574
4.2% 4/1/50	4,263,000	3,759,587
		21,104,423
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	32,282,890
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	15,827,448
		48,110,338
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,040,713
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	18,706,728
4.75% 6/1/30	3,310,000	3,111,335
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,636,998
4% 4/15/30	22,128,000	21,019,551
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,944,813
3.75% 4/1/32	9,454,000	8,729,349
4.25% 4/1/52	59,996,000	49,232,376
4.45% 4/1/62	39,650,000	32,363,845
4.5% 4/15/30	16,112,000	15,922,215
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,777,459
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,946,614
		164,391,283
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,290,453
TOTAL CONSUMER DISCRETIONARY		319,702,432
CONSUMER STAPLES - 1.7%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	17,102,967
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	46,768,000	46,572,755
4.9% 2/1/46	50,530,000	49,383,597
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,428,213
4.35% 6/1/40	10,000,000	9,285,186
4.5% 6/1/50	30,000,000	28,101,931
4.6% 6/1/60	10,000,000	9,290,518
4.75% 4/15/58	26,711,000	25,148,431
5.45% 1/23/39	23,200,000	24,358,952
5.55% 1/23/49	54,331,000	58,246,481
5.8% 1/23/59 (Reg. S)	55,947,000	61,403,110
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	45,648,376
5% 5/1/42	3,080,000	2,907,573
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,705,111
2.75% 3/19/30	18,600,000	17,010,793
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	24,113,002
3.45% 3/25/30	14,988,000	14,408,821
		445,115,817
Food & Staples Retailing - 0.1%
Sysco Corp.:
3.25% 7/15/27	11,011,000	10,432,031
6.6% 4/1/50	14,655,000	16,718,057
		27,150,088
Food Products - 0.4%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,452,441
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,697,876
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	38,495,000	34,183,560
3% 5/15/32 (b)	43,240,000	33,866,000
3.625% 1/15/32 (b)	18,075,000	14,983,633
5.125% 2/1/28 (b)	15,645,000	15,108,846
5.5% 1/15/30 (b)	5,250,000	5,011,860
5.75% 4/1/33 (b)	32,215,000	30,765,325
		143,069,541
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,632,453
TOTAL CONSUMER STAPLES		616,967,899
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	202,728
4.85% 11/15/35	7,402,000	7,114,823
		7,317,551
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	608,560
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,543,081
DCP Midstream Operating LP:
5.125% 5/15/29	15,661,000	15,416,453
5.6% 4/1/44	13,506,000	12,850,636
6.45% 11/3/36 (b)	10,621,000	11,015,464
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	10,510,000	10,206,524
Enbridge, Inc.:
4% 10/1/23	13,445,000	13,343,963
4.25% 12/1/26	8,321,000	8,173,775
Energy Transfer LP:
3.75% 5/15/30	27,891,000	25,738,113
3.9% 5/15/24 (c)	6,444,000	6,308,421
4.2% 9/15/23	5,509,000	5,488,819
4.5% 4/15/24	6,244,000	6,169,015
4.95% 6/15/28	18,799,000	18,668,674
5% 5/15/50	29,826,000	25,457,334
5.25% 4/15/29	10,158,000	10,118,807
5.4% 10/1/47	6,651,000	5,912,238
5.8% 6/15/38	10,481,000	10,286,077
6% 6/15/48	26,826,000	25,633,794
6.25% 4/15/49	7,637,000	7,566,184
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,397,119
3.75% 2/15/25	285,000	279,490
Hess Corp.:
4.3% 4/1/27	23,059,000	22,508,463
5.6% 2/15/41	5,656,000	5,452,079
7.125% 3/15/33	4,791,000	5,311,387
7.3% 8/15/31	6,610,000	7,366,749
7.875% 10/1/29	20,178,000	22,663,179
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,691,909
MPLX LP:
2.65% 8/15/30	9,000,000	7,632,187
4.8% 2/15/29	5,370,000	5,320,038
4.875% 12/1/24	12,572,000	12,494,490
4.95% 9/1/32	30,925,000	30,243,528
5.5% 2/15/49	16,108,000	14,982,655
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,396,500
6.2% 3/15/40	7,169,000	7,207,713
6.45% 9/15/36	15,883,000	16,699,863
6.6% 3/15/46	28,439,000	29,900,338
7.5% 5/1/31	29,749,000	32,810,172
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,494,448
8.125% 9/15/30	13,383,000	14,855,234
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	22,663,584
5.35% 2/12/28	3,500,000	2,952,250
5.95% 1/28/31	16,274,000	12,382,887
6.35% 2/12/48	14,404,000	8,912,475
6.49% 1/23/27	37,360,000	33,904,200
6.5% 3/13/27	21,300,000	19,246,680
6.75% 9/21/47	102,130,000	66,001,513
6.84% 1/23/30	68,521,000	56,660,015
6.95% 1/28/60	18,760,000	12,032,195
7.69% 1/23/50	117,141,000	82,068,985
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,332,115
3.6% 11/1/24	6,641,000	6,471,028
3.8% 9/15/30	15,976,000	14,236,514
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	32,657,329
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,896,611
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	10,088,598
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,660,810
3.5% 11/15/30	45,537,000	41,242,967
3.9% 1/15/25	4,336,000	4,251,240
4.3% 3/4/24	20,381,000	20,171,700
4.5% 11/15/23	6,265,000	6,239,416
4.55% 6/24/24	70,596,000	70,081,141
4.65% 8/15/32	32,200,000	31,036,134
5.3% 8/15/52	7,294,000	6,886,118
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,749,800
4.5% 3/1/28	3,100,000	2,926,400
4.65% 7/1/26	9,376,000	9,062,467
4.75% 8/15/28	5,504,000	5,239,313
		1,099,267,958
TOTAL ENERGY		1,106,585,509
FINANCIALS - 14.4%
Banks - 5.8%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	64,471,786
2.972% 2/4/33 (c)	17,500,000	14,735,721
3.419% 12/20/28 (c)	23,187,000	21,543,342
3.5% 4/19/26	34,343,000	33,011,091
3.705% 4/24/28 (c)	58,915,000	55,674,969
3.864% 7/23/24 (c)	46,066,000	45,804,901
3.95% 4/21/25	19,377,000	18,748,059
4.183% 11/25/27	22,749,000	21,983,600
4.2% 8/26/24	24,032,000	23,610,918
4.25% 10/22/26	20,189,000	19,555,939
4.271% 7/23/29 (c)	2,000,000	1,925,762
4.376% 4/27/28 (c)	40,000,000	38,679,068
4.45% 3/3/26	3,182,000	3,107,681
5.015% 7/22/33 (c)	50,000,000	49,446,373
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	32,234,284
2.894% 11/24/32 (c)	13,572,000	10,882,563
4.375% 1/12/26	28,767,000	27,765,036
5.088% 6/20/30 (c)	35,020,000	32,402,652
5.2% 5/12/26	11,811,000	11,305,370
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	30,126,633
Citigroup, Inc.:
3.352% 4/24/25 (c)	23,697,000	23,095,138
3.785% 3/17/33 (c)	17,500,000	15,685,378
3.875% 3/26/25	35,450,000	34,332,998
4.3% 11/20/26	52,072,000	50,367,904
4.4% 6/10/25	11,010,000	10,731,782
4.412% 3/31/31 (c)	45,100,000	42,830,177
4.45% 9/29/27	69,500,000	67,393,996
4.91% 5/24/33 (c)	47,460,000	46,583,544
5.5% 9/13/25	42,579,000	42,501,095
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	25,475,791
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,505,931
3.784% 3/14/32 (b)	10,165,000	8,547,534
Discover Bank 4.2% 8/8/23	259,000	256,613
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	5,620,000	5,509,826
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	22,957,006
3.973% 5/22/30 (c)	9,000,000	8,119,790
4.25% 3/14/24	10,444,000	10,171,559
4.95% 3/31/30	6,013,000	5,902,745
5.25% 3/14/44	2,847,000	2,552,503
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	20,156,397
5.71% 1/15/26 (b)	48,607,000	46,057,502
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	60,258,691
2.956% 5/13/31 (c)	18,323,000	15,838,612
2.963% 1/25/33 (c)	17,500,000	14,963,383
3.797% 7/23/24 (c)	12,224,000	12,160,595
3.875% 9/10/24	90,088,000	88,551,201
4.125% 12/15/26	146,208,000	142,747,429
4.203% 7/23/29 (c)	3,000,000	2,898,202
4.452% 12/5/29 (c)	46,000,000	44,680,355
4.586% 4/26/33 (c)	70,000,000	67,782,757
5.717% 9/14/33 (c)	75,200,000	77,031,781
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	18,230,386
5.125% 5/28/24	125,085,000	122,790,844
NatWest Markets PLC 2.375% 5/21/23 (b)	37,687,000	37,487,696
Rabobank Nederland 4.375% 8/4/25	36,518,000	35,319,919
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	25,589,000	22,123,857
6.499% 3/9/29 (c)	35,670,000	35,637,111
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	51,615,345
1.488% 12/14/26 (b)(c)	40,199,000	35,053,950
3.337% 1/21/33 (b)(c)	17,500,000	14,069,697
Synchrony Bank:
5.4% 8/22/25	29,530,000	27,688,232
5.625% 8/23/27	26,739,000	24,545,082
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	18,853,216
3.526% 3/24/28 (c)	42,125,000	39,744,518
4.478% 4/4/31 (c)	60,800,000	58,218,361
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	15,867,047
		2,140,909,224
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	26,079,149
4.25% 2/15/24	10,069,000	9,955,191
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	50,450,650
4.2% 6/10/24	42,554,000	41,123,183
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	48,618,000	45,029,992
3.091% 5/14/32 (b)(c)	13,398,000	10,771,590
3.75% 3/26/25	24,390,000	22,438,068
3.8% 6/9/23	43,060,000	42,198,679
3.869% 1/12/29 (b)(c)	9,005,000	8,017,174
4.194% 4/1/31 (b)(c)	40,079,000	35,582,136
4.55% 4/17/26	5,038,000	4,647,555
6.537% 8/12/33 (b)(c)	30,000,000	30,825,000
Deutsche Bank AG 4.5% 4/1/25	67,655,000	62,133,768
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,443,644
6.72% 1/18/29 (c)	22,570,000	22,412,256
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	32,276,461
3.102% 2/24/33 (c)	47,500,000	40,791,575
3.691% 6/5/28 (c)	21,000,000	19,891,931
3.75% 2/25/26	15,000,000	14,581,103
3.8% 3/15/30	67,720,000	63,058,865
4.25% 10/21/25	22,692,000	22,015,070
4.411% 4/23/39 (c)	3,000,000	2,699,548
5.15% 5/22/45	9,000,000	8,524,758
6.75% 10/1/37	30,816,000	33,321,300
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,406,120
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,067,493
3.25% 5/20/50	9,704,000	7,013,234
3.75% 3/24/25	21,924,000	21,472,630
4.875% 2/15/24	10,030,000	9,989,487
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	14,825,334
3.125% 7/27/26	24,646,000	23,340,664
3.622% 4/1/31 (c)	41,803,000	38,227,508
3.7% 10/23/24	15,967,000	15,634,371
3.737% 4/24/24 (c)	90,600,000	90,438,949
4.1% 5/22/23	4,810,000	4,799,824
4.21% 4/20/28 (c)	40,000,000	38,818,205
4.431% 1/23/30 (c)	54,318,000	52,390,580
5% 11/24/25	102,478,000	101,586,544
6.342% 10/18/33 (c)	58,000,000	63,347,029
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	24,772,516
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,541,167
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	21,294,768
4.125% 9/24/25 (b)	17,678,000	16,904,920
		1,214,139,989
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	44,373,447
2.45% 10/29/26	17,295,000	15,525,943
2.875% 8/14/24	28,486,000	27,213,622
3% 10/29/28	18,114,000	15,813,926
3.3% 1/30/32	19,378,000	16,053,270
4.45% 4/3/26	15,328,000	14,721,723
4.875% 1/16/24	28,044,000	27,725,350
6.5% 7/15/25	15,770,000	15,884,004
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,330,658
3.05% 6/5/23	41,948,000	41,554,976
4.75% 6/9/27	60,000,000	55,874,962
5.125% 9/30/24	9,461,000	9,154,065
5.75% 11/20/25	16,947,000	15,935,025
5.8% 5/1/25	68,233,000	65,864,864
6.7% 2/14/33	50,000,000	44,419,232
7.1% 11/15/27	37,620,000	38,212,123
8% 11/1/31	11,577,000	12,150,992
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	31,577,055
2.636% 3/3/26 (c)	21,697,000	20,101,034
3.273% 3/1/30 (c)	32,130,000	27,374,580
3.65% 5/11/27	57,194,000	52,090,403
3.8% 1/31/28	29,870,000	27,390,728
4.985% 7/24/26 (c)	31,384,000	30,251,570
5.247% 7/26/30 (c)	40,470,000	38,203,998
5.468% 2/1/29 (c)	26,778,000	26,097,096
5.817% 2/1/34 (c)	46,541,000	44,973,539
Discover Financial Services:
3.95% 11/6/24	41,289,000	39,370,246
4.1% 2/9/27	5,722,000	5,412,021
4.5% 1/30/26	23,106,000	22,278,097
6.7% 11/29/32	7,907,000	8,151,664
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	76,694,021
5.584% 3/18/24	30,750,000	30,552,893
Synchrony Financial:
3.95% 12/1/27	37,530,000	31,785,947
4.25% 8/15/24	29,533,000	27,914,887
4.375% 3/19/24	24,886,000	23,918,067
5.15% 3/19/29	40,161,000	35,303,845
Toyota Motor Credit Corp.:
3% 4/1/25	29,531,000	28,612,583
3.375% 4/1/30	9,583,000	9,020,413
		1,106,882,869
Diversified Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	73,143,000	70,062,451
7.05% 9/29/25 (b)	39,080,000	38,535,131
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	431,706
4.05% 7/1/30	22,047,000	19,903,948
4.125% 6/15/26	26,610,000	25,211,009
4.125% 5/15/29	24,028,000	21,990,154
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	9,337,000	8,969,000
3.65% 4/5/27 (b)	33,012,000	30,927,158
3.85% 4/5/29 (b)	13,061,000	11,917,531
3.9% 4/5/32 (b)	15,550,000	13,456,032
4.35% 4/5/42 (b)	3,537,000	2,908,327
4.4% 4/5/52 (b)	10,459,000	8,181,400
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,062,674
Jackson Financial, Inc.:
5.17% 6/8/27	14,655,000	14,608,016
5.67% 6/8/32	31,874,000	31,450,102
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	29,026,078
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	26,271,450
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	26,681,878
		383,594,045
Financial Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,936,656
3.35% 3/26/30	4,213,000	4,007,228
		6,943,884
Insurance - 1.2%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	9,348,117
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	11,365,780
3.375% 4/7/30 (b)	30,867,000	28,389,909
American International Group, Inc. 2.5% 6/30/25	33,734,000	31,911,630
Aon PLC 4% 11/27/23	13,880,000	13,743,988
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	41,610,729
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,503,796
4.25% 6/15/23 (b)	2,019,000	2,007,782
4.569% 2/1/29 (b)	27,600,000	26,577,737
Lincoln National Corp. 3.4% 1/15/31	34,132,000	27,899,454
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,510,724
4.75% 3/15/39	9,035,000	8,561,071
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	14,611,817
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,991,068
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,102
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,553,469
Progressive Corp. 3.2% 3/26/30	3,815,000	3,501,021
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	51,594,943
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	11,400,000	10,687,500
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	12,212,911
4.9% 9/15/44 (b)	29,277,000	27,051,950
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,233,192
Unum Group:
3.875% 11/5/25	16,863,000	16,360,802
4% 6/15/29	21,076,000	19,652,611
5.75% 8/15/42	29,395,000	26,939,246
		435,823,349
TOTAL FINANCIALS		5,288,293,360
HEALTH CARE - 2.0%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	16,240,343
Amgen, Inc.:
1.65% 8/15/28	65,000,000	56,442,790
5.15% 3/2/28	20,069,000	20,490,874
5.25% 3/2/30	18,321,000	18,738,389
5.25% 3/2/33	20,683,000	21,249,695
5.6% 3/2/43	19,649,000	20,244,357
5.65% 3/2/53	9,768,000	10,165,568
5.75% 3/2/63	17,801,000	18,470,934
		182,042,950
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	32,380,000	28,003,129
2.625% 8/1/31	15,205,000	12,267,809
3.375% 2/15/30	17,480,000	15,250,322
4.25% 12/15/27	19,645,000	18,926,779
4.625% 12/15/29	30,530,000	28,705,527
Cigna Group:
3.05% 10/15/27	67,800,000	63,274,482
4.375% 10/15/28	29,050,000	28,624,978
4.8% 8/15/38	18,087,000	17,527,702
4.8% 7/15/46	9,700,000	8,921,654
4.9% 12/15/48	18,071,000	17,005,111
5.4% 3/15/33	30,000,000	31,146,708
CVS Health Corp.:
3% 8/15/26	2,965,000	2,829,150
3.625% 4/1/27	7,479,000	7,204,859
3.875% 7/20/25	20,803,000	20,429,998
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	16,344,161
3.625% 3/15/32 (b)	4,185,000	3,689,205
5.625% 9/1/28	19,094,000	19,302,014
5.875% 2/1/29	21,003,000	21,457,153
Humana, Inc. 3.7% 3/23/29	12,046,000	11,333,121
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	29,301,117
3.9% 10/15/29	10,094,000	8,346,278
Toledo Hospital 5.325% 11/15/28	9,969,000	8,279,934
		418,171,191
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	62,617,093
Elanco Animal Health, Inc.:
6.022% 8/28/23	15,106,000	14,973,823
6.65% 8/28/28 (c)	6,362,000	6,008,718
Mylan NV 4.55% 4/15/28	6,911,000	6,629,039
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,786,405
Viatris, Inc.:
1.65% 6/22/25	4,370,000	4,007,274
2.7% 6/22/30	39,716,000	32,280,029
3.85% 6/22/40	9,677,000	6,789,084
4% 6/22/50	16,712,000	10,988,580
		156,080,045
TOTAL HEALTH CARE		756,294,186
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,789,811
The Boeing Co.:
5.805% 5/1/50	29,870,000	30,069,144
5.93% 5/1/60	12,640,000	12,624,906
		51,483,861
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,806,786
3.05% 4/15/30	1,519,000	1,389,068
3.7% 4/15/50	1,875,000	1,534,876
		4,730,730
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (b)	30,000,000	29,108,484
1.625% 12/13/24 (b)	28,773,000	27,229,163
2% 12/14/26 (b)	30,000,000	27,015,176
Deere & Co.:
2.75% 4/15/25	3,746,000	3,632,058
3.1% 4/15/30	9,897,000	9,122,815
		96,107,696
Professional Services - 0.1%
Leidos, Inc. 3.625% 5/15/25	12,349,000	12,028,003
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,963,916
		14,991,919
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,758,837
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23	4,193,000	4,137,891
3.375% 7/1/25	28,656,000	27,299,868
3.875% 7/3/23	1,190,000	1,184,402
4.25% 2/1/24	28,366,000	27,893,372
4.25% 9/15/24	16,843,000	16,486,862
		77,002,395
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	9,839,751
4.375% 5/1/26 (b)	21,306,000	19,991,354
5.25% 5/15/24 (b)	21,769,000	21,550,390
		51,381,495
TOTAL INDUSTRIALS		300,456,933
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.25% 2/1/28	28,212,000	28,486,151
5.3% 10/1/29	11,000,000	11,082,960
5.45% 6/15/23	5,972,000	5,969,651
5.85% 7/15/25	5,417,000	5,505,820
6.02% 6/15/26	7,709,000	7,911,862
6.1% 7/15/27	9,944,000	10,444,820
6.2% 7/15/30	8,607,000	8,975,909
		78,377,173
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,249,466
2.45% 2/15/31 (b)	61,131,000	50,049,103
2.6% 2/15/33 (b)	61,131,000	47,937,716
3.5% 2/15/41 (b)	49,365,000	37,235,825
3.75% 2/15/51 (b)	23,167,000	17,061,446
		158,533,556
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,509,083
2.8% 4/1/27	24,552,000	22,827,019
2.95% 4/1/30	24,600,000	21,720,671
3.6% 4/1/40	24,550,000	19,054,261
3.6% 4/1/50	24,550,000	17,413,180
3.85% 4/1/60	24,600,000	17,161,794
		121,686,008
TOTAL INFORMATION TECHNOLOGY		358,596,737
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,262,865
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	14,992,796
4.9% 12/15/30	17,745,000	17,260,084
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,525,443
3.625% 4/15/32	14,296,000	12,378,974
4.3% 4/15/52	9,909,000	7,794,186
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	13,103,238
4.5% 12/1/28	18,628,000	16,318,176
6.75% 12/1/27	24,397,000	24,139,298
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,250,326
2.25% 3/15/26	7,272,000	6,419,412
2.75% 4/15/31	7,105,000	5,263,942
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,256,357
3.5% 8/1/26	6,318,000	5,877,156
Healthpeak Op LLC:
3.25% 7/15/26	2,733,000	2,595,916
3.4% 2/1/25	912,000	883,799
3.5% 7/15/29	3,125,000	2,862,651
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	26,108,896
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	18,952,511
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,023,431
4.75% 9/15/30	42,235,000	38,165,550
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,403,833
4.4% 6/15/24	8,117,000	7,943,314
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	19,710,171
3.375% 2/1/31	14,471,000	11,429,860
3.625% 10/1/29	26,970,000	22,606,233
4.375% 8/1/23	7,048,000	7,002,766
4.5% 1/15/25	12,446,000	11,924,751
4.5% 4/1/27	86,567,000	80,756,472
4.75% 1/15/28	28,933,000	26,812,741
4.95% 4/1/24	6,427,000	6,350,240
5.25% 1/15/26	28,200,000	27,699,571
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,326,129
Prologis LP 3.25% 6/30/26	2,124,000	2,042,617
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,037,780
2.85% 12/15/32	4,238,000	3,502,563
3.25% 1/15/31	4,502,000	3,965,740
3.4% 1/15/28	7,083,000	6,651,445
Regency Centers LP 3.7% 6/15/30	25,000,000	22,548,029
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,512,931
5% 12/15/23	3,475,000	3,434,668
Simon Property Group LP 2.65% 2/1/32	30,000,000	24,308,634
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,397,961
4.25% 2/1/26	15,247,000	14,544,778
Store Capital Corp.:
2.75% 11/18/30	8,515,000	6,274,072
4.625% 3/15/29	8,847,000	7,846,610
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	6,067,603
2.7% 7/15/31	18,176,000	14,700,715
Ventas Realty LP:
2.5% 9/1/31	53,031,000	42,592,946
3% 1/15/30	35,454,000	30,624,450
3.5% 2/1/25	7,488,000	7,209,667
3.75% 5/1/24	7,900,000	7,740,570
4% 3/1/28	10,351,000	9,719,095
4.125% 1/15/26	7,649,000	7,417,957
4.375% 2/1/45	3,802,000	3,087,426
4.75% 11/15/30	41,973,000	40,098,942
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,585,678
4.75% 2/15/28	29,291,000	27,765,082
4.95% 2/15/30	38,231,000	35,874,704
5.125% 5/15/32	10,549,000	9,938,635
Vornado Realty LP 2.15% 6/1/26	7,918,000	6,344,954
Welltower Op LLC 4% 6/1/25	4,568,000	4,435,327
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,609,435
4% 2/1/25	26,847,000	25,999,934
4.6% 4/1/24	14,578,000	14,263,891
		898,283,062
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	15,464,105
4.1% 10/1/24	23,803,000	21,950,284
4.55% 10/1/29	27,295,000	20,088,672
7.55% 3/15/28	33,242,000	29,812,190
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	18,724,292
4.875% 3/1/26	19,900,000	19,584,928
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,211,626
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,448,664
Tanger Properties LP:
2.75% 9/1/31	18,732,000	13,499,783
3.125% 9/1/26	16,602,000	15,071,303
3.875% 7/15/27	28,881,000	26,105,267
		188,961,114
TOTAL REAL ESTATE		1,087,244,176
UTILITIES - 1.4%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	29,471,000	25,983,856
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,662,346
3.743% 5/1/26	60,730,000	57,701,310
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,162,133
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,566,808
2.775% 1/7/32 (b)	19,219,000	15,508,376
Eversource Energy 2.8% 5/1/23	435,000	433,734
Exelon Corp.:
2.75% 3/15/27	6,523,000	6,099,959
3.35% 3/15/32	7,920,000	7,055,483
4.05% 4/15/30	7,291,000	6,955,847
4.1% 3/15/52	5,867,000	4,816,032
4.7% 4/15/50	3,246,000	2,942,026
FirstEnergy Corp. 7.375% 11/15/31	36,261,000	40,673,720
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,280,840
		200,842,470
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,475,432	6,741,735
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,415,586
The AES Corp.:
1.375% 1/15/26	30,500,000	27,443,722
2.45% 1/15/31	28,885,000	23,516,244
3.3% 7/15/25 (b)	37,234,000	35,290,734
3.95% 7/15/30 (b)	42,717,000	38,244,530
		130,910,816
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,936,693
4.05% 4/15/25	53,700,000	53,407,018
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	3,030,952
NiSource, Inc.:
2.95% 9/1/29	40,740,000	36,204,683
3.6% 5/1/30	22,835,000	21,070,129
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	23,792,143
4.224% 3/15/32	27,319,000	25,004,851
Sempra Energy 6% 10/15/39	5,386,000	5,674,749
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	12,629,000	10,148,916
		182,270,134
TOTAL UTILITIES		520,765,155
TOTAL NONCONVERTIBLE BONDS (Cost $12,455,995,661)		11,334,951,277

U.S. Treasury Obligations - 41.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	648,992,424
1.875% 11/15/51	120,053,000	81,748,590
2% 8/15/51	1,412,404,000	993,482,770
2.375% 2/15/42	95,700,000	76,887,332
2.875% 5/15/52	556,400,000	475,982,813
3% 2/15/49	794,760,000	695,725,449
3.375% 8/15/42	485,600,000	455,932,875
3.625% 2/15/53	211,664,000	210,142,665
U.S. Treasury Notes:
1.25% 12/31/26	1,000,000,000	913,437,500
1.25% 4/30/28	2,172,413,000	1,934,211,282
1.5% 11/30/28	800,000,000	713,593,752
1.625% 5/15/26	708,147,900	663,031,132
1.875% 2/28/27	570,000,000	531,858,986
2% 5/31/24	91,790,000	89,215,577
2.125% 7/31/24	245,203,000	238,000,162
2.125% 11/30/24	264,890,000	256,001,698
2.375% 3/31/29	504,000,000	470,511,564
2.625% 7/31/29	273,317,000	258,498,094
2.75% 8/15/32	913,762,000	859,935,707
2.875% 5/15/32	912,142,000	868,031,378
3.5% 2/15/33	1,230,900,000	1,232,823,281
3.875% 1/15/26	26,300,000	26,308,219
3.875% 12/31/27	700,000,000	707,428,400
3.875% 11/30/29	255,000,000	259,412,696
4.125% 11/15/32	1,540,767,000	1,619,009,074
4.375% 10/31/24	41,600,000	41,648,750
4.625% 3/15/26	89,990,000	92,042,897
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,911,304,427)		15,413,895,067

U.S. Government Agency - Mortgage Securities - 25.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.1%
12 month U.S. LIBOR + 1.390% 2.449% 5/1/33 (c)(d)	1,839	1,849
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (c)(d)	17,102	17,228
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (c)(d)	17,587	17,710
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	4,731	4,804
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	33,179	33,911
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (c)(d)	17,937	18,128
12 month U.S. LIBOR + 1.620% 3.819% 3/1/33 (c)(d)	17,735	17,890
12 month U.S. LIBOR + 1.620% 3.87% 5/1/35 (c)(d)	34,710	35,280
12 month U.S. LIBOR + 1.630% 3.601% 11/1/36 (c)(d)	117,427	119,243
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	9,426	9,580
12 month U.S. LIBOR + 1.630% 3.854% 7/1/35 (c)(d)	76,017	77,458
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	5,559	5,696
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(d)	26,229	26,784
12 month U.S. LIBOR + 1.680% 3.854% 7/1/43 (c)(d)	314,860	321,110
12 month U.S. LIBOR + 1.700% 3.187% 6/1/42 (c)(d)	37,213	38,177
12 month U.S. LIBOR + 1.710% 2.743% 3/1/36 (c)(d)	57,631	58,583
12 month U.S. LIBOR + 1.730% 3.459% 5/1/36 (c)(d)	28,035	28,721
12 month U.S. LIBOR + 1.730% 3.716% 5/1/36 (c)(d)	74,004	75,639
12 month U.S. LIBOR + 1.730% 4.017% 3/1/40 (c)(d)	36,911	37,520
12 month U.S. LIBOR + 1.750% 3.999% 7/1/35 (c)(d)	22,741	23,030
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	52,563	53,854
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(d)	1,058,872	1,082,296
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	16,554	16,988
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(d)	77,749	79,068
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(d)	23,414	24,109
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(d)	29,473	29,959
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	12,193	12,493
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (c)(d)	46,004	46,823
12 month U.S. LIBOR + 1.820% 4.294% 2/1/35 (c)(d)	47,787	48,394
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	9,753	9,618
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	80,217	82,751
6 month U.S. LIBOR + 1.310% 3.438% 5/1/34 (c)(d)	44,248	44,122
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	77,946	77,382
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(d)	38,546	38,659
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(d)	195	197
6 month U.S. LIBOR + 1.530% 3.378% 3/1/35 (c)(d)	24,706	24,720
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (c)(d)	16,180	16,183
6 month U.S. LIBOR + 1.550% 4.627% 10/1/33 (c)(d)	3,075	3,111
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (c)(d)	5,338	5,413
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (c)(d)	971	981
6 month U.S. LIBOR + 1.960% 3.641% 9/1/35 (c)(d)	7,590	7,674
6 month U.S. LIBOR + 2.500% 4.75% 3/1/36 (c)(d)	46,868	47,859
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	17,318	17,611
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.361% 8/1/36 (c)(d)	91,515	93,429
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	24,919	25,504
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(d)	33,218	33,984
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.165% 5/1/35 (c)(d)	17,387	17,795
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.197% 7/1/34 (c)(d)	38,033	38,947
1.5% 11/1/35 to 9/1/51	137,657,323	115,040,394
2% 2/1/28 to 4/1/52	567,723,565	479,981,924
2.5% 1/1/28 to 2/1/52	648,769,685	571,307,525
3% 12/1/28 to 3/1/52 (e)(f)	302,922,909	276,628,746
3.25% 12/1/41	18,287	17,339
3.4% 7/1/42 to 9/1/42	353,392	336,632
3.5% 10/1/33 to 4/1/52 (e)	260,651,136	244,534,172
3.65% 5/1/42 to 8/1/42	105,437	101,618
3.9% 4/1/42	28,641	27,968
4% 3/1/36 to 9/1/52	159,711,944	155,360,143
4.25% 11/1/41	57,366	56,618
4.5% to 4.5% 6/1/24 to 1/1/53	162,864,117	161,743,698
5% 6/1/23 to 12/1/52	138,876,082	140,229,499
5.264% 8/1/41 (c)	777,775	791,734
5.5% 12/1/23 to 2/1/53	50,956,683	51,781,755
6% to 6% 9/1/29 to 12/1/52	47,694,019	49,071,286
6.5% 7/1/23 to 4/1/37	439,320	456,637
6.674% 2/1/39 (c)	401,909	414,517
7% to 7% 4/1/23 to 7/1/37	421,446	439,597
7.5% to 7.5% 6/1/25 to 11/1/31	313,911	328,370
8% 3/1/37	8,974	9,949
TOTAL FANNIE MAE		2,251,608,386
Freddie Mac - 5.7%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(d)	12,784	12,734
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	67,588	67,684
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(d)	39,385	39,549
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(d)	455,775	460,932
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	104,146	106,425
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	182,107	185,266
12 month U.S. LIBOR + 1.800% 3.624% 5/1/35 (c)(d)	80,147	81,809
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	26,660	27,247
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	4,676	4,787
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	18,241	18,572
12 month U.S. LIBOR + 1.900% 4.117% 10/1/42 (c)(d)	64,487	65,882
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	36,869	37,737
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	38,502	39,500
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(d)	46,424	47,639
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	12,011	12,341
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(d)	23,044	23,585
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	486	491
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (c)(d)	26,483	27,175
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(d)	45,454	46,438
6 month U.S. LIBOR + 1.120% 3.424% 8/1/37 (c)(d)	24,052	23,709
6 month U.S. LIBOR + 1.650% 4.446% 4/1/35 (c)(d)	57,522	58,468
6 month U.S. LIBOR + 1.880% 3.788% 10/1/36 (c)(d)	65,799	66,128
6 month U.S. LIBOR + 1.990% 4.001% 10/1/35 (c)(d)	31,888	32,070
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(d)	14,273	14,579
6 month U.S. LIBOR + 2.680% 5.685% 10/1/35 (c)(d)	30,454	31,440
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (c)(d)	47,361	47,936
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	3,639	3,695
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.371% 6/1/33 (c)(d)	97,287	98,825
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.395% 3/1/35 (c)(d)	171,489	175,266
1.5% 7/1/35 to 6/1/51	199,560,550	161,571,912
2% 6/1/35 to 5/1/52	551,274,572	465,475,333
2.5% 1/1/28 to 3/1/52	431,166,073	380,699,165
3% 6/1/31 to 3/1/52	349,679,385	319,860,637
3.5% 12/1/29 to 4/1/52 (e)	285,890,298	270,724,452
4% 1/1/36 to 10/1/52 (f)(g)	152,803,025	148,866,067
4% 4/1/48	28,229	27,447
4.5% 6/1/25 to 9/1/52	85,519,696	84,658,541
5% 8/1/33 to 1/1/53	132,258,352	133,338,643
5.5% 10/1/52 to 3/1/53	92,306,578	94,311,044
6% 7/1/28 to 12/1/37	861,218	901,120
6.5% 5/1/26 to 1/1/53	15,231,902	15,804,833
7% 3/1/26 to 9/1/36	320,700	339,111
7.5% 7/1/26 to 6/1/32	68,774	72,410
8% 7/1/24 to 4/1/32	11,876	12,498
8.5% 1/1/25 to 1/1/28	4,756	4,942
TOTAL FREDDIE MAC		2,078,526,064
Ginnie Mae - 5.4%
3% 5/15/42 to 5/20/50	17,878,685	16,341,117
3.5% 9/20/40 to 2/20/50	49,816,365	47,660,578
4% 7/15/39 to 5/20/49	55,237,584	54,201,289
4.5% 6/20/33 to 8/15/41	26,902,300	27,032,896
5.5% 7/15/33 to 9/15/39	977,789	1,017,420
6% to 6% 10/15/30 to 5/15/40	925,320	974,624
7% to 7% 12/15/23 to 11/15/32	880,294	919,469
7.5% to 7.5% 4/15/23 to 9/15/31	115,522	119,061
8% 12/15/23 to 11/15/29	15,004	15,439
8.5% 11/15/27 to 11/15/31	23,170	24,713
2% 10/20/50 to 4/20/51	153,299,521	130,650,609
2% 4/1/53 (h)	6,300,000	5,349,188
2% 4/1/53 (h)	60,200,000	51,114,466
2% 4/1/53 (h)	11,400,000	9,679,484
2% 4/1/53 (h)	123,950,000	105,243,156
2% 4/1/53 (h)	93,000,000	78,964,208
2% 4/1/53 (h)	11,400,000	9,679,484
2% 4/1/53 (h)	49,850,000	42,326,513
2% 4/1/53 (h)	11,200,000	9,509,668
2% 4/1/53 (h)	22,600,000	19,189,152
2% 5/1/53 (h)	52,800,000	44,876,668
2% 5/1/53 (h)	121,900,000	103,607,308
2% 6/1/53 (h)	128,400,000	109,282,370
2.5% 7/20/51	31,860,169	28,122,570
2.5% 4/1/53 (h)	11,750,000	10,342,183
2.5% 4/1/53 (h)	2,900,000	2,552,539
2.5% 4/1/53 (h)	15,600,000	13,730,898
2.5% 4/1/53 (h)	118,550,000	104,346,027
2.5% 4/1/53 (h)	29,450,000	25,921,472
2.5% 4/1/53 (h)	55,650,000	48,982,340
2.5% 4/1/53 (h)	27,700,000	24,381,147
2.5% 4/1/53 (h)	32,200,000	28,341,983
2.5% 5/1/53 (h)	48,300,000	42,548,822
2.5% 5/1/53 (h)	68,900,000	60,695,939
2.5% 6/1/53 (h)	119,850,000	105,705,627
3% 4/1/53 (h)	1,650,000	1,500,949
3% 4/1/53 (h)	27,550,000	25,061,301
3% 4/1/53 (h)	40,200,000	36,568,577
3% 4/1/53 (h)	21,100,000	19,193,955
3% 4/1/53 (h)	27,150,000	24,697,435
3% 4/1/53 (h)	70,800,000	64,404,360
3% 4/1/53 (h)	31,350,000	28,518,032
3% 4/1/53 (h)	18,350,000	16,692,373
3% 4/1/53 (h)	22,350,000	20,331,037
3% 5/1/53 (h)	27,550,000	25,075,291
3% 5/1/53 (h)	27,525,000	25,052,537
3% 5/1/53 (h)	80,100,000	72,904,929
3% 5/1/53 (h)	27,550,000	25,075,291
3.5% 4/1/53 (h)	50,150,000	47,018,418
3.5% 4/1/53 (h)	16,700,000	15,657,180
3.5% 5/1/53 (h)	48,800,000	45,778,597
4% 4/1/53 (h)	2,800,000	2,695,474
4% 4/1/53 (h)	38,500,000	37,062,764
4.5% 4/1/53 (h)	11,350,000	11,179,285
4.5% 4/1/53 (h)	24,150,000	23,786,760
4.5% 4/1/53 (h)	11,350,000	11,179,285
5% 12/15/32 to 4/20/48	11,589,036	11,838,580
5% 4/1/53 (h)	34,200,000	34,234,846
6.5% 3/20/31 to 6/15/37	123,950	130,968
TOTAL GINNIE MAE		1,989,088,651
Uniform Mortgage Backed Securities - 7.9%
1.5% 4/1/38 (h)	42,150,000	37,070,550
1.5% 4/1/38 (h)	40,650,000	35,751,313
1.5% 4/1/38 (h)	5,400,000	4,749,252
1.5% 5/1/53 (h)	26,000,000	20,449,577
2% 4/1/38 (h)	39,750,000	35,894,174
2% 4/1/38 (h)	21,350,000	19,279,009
2% 4/1/38 (h)	7,800,000	7,043,385
2% 4/1/53 (h)	1,850,000	1,528,619
2% 4/1/53 (h)	28,350,000	23,425,061
2% 4/1/53 (h)	22,600,000	18,673,946
2% 4/1/53 (h)	200,000	165,256
2% 4/1/53 (h)	11,400,000	9,419,601
2% 4/1/53 (h)	11,400,000	9,419,601
2% 4/1/53 (h)	10,450,000	8,634,634
2% 4/1/53 (h)	157,400,000	130,056,598
2% 4/1/53 (h)	26,400,000	21,813,813
2% 4/1/53 (h)	94,250,000	77,876,965
2% 4/1/53 (h)	42,000,000	34,703,794
2% 4/1/53 (h)	74,400,000	61,475,292
2% 4/1/53 (h)	28,350,000	23,425,061
2% 4/1/53 (h)	11,125,000	9,192,374
2% 4/1/53 (h)	20,300,000	16,773,500
2% 4/1/53 (h)	150,000	123,942
2% 4/1/53 (h)	22,600,000	18,673,946
2% 5/1/53 (h)	41,500,000	34,329,559
2% 5/1/53 (h)	81,600,000	67,501,013
2% 5/1/53 (h)	42,000,000	34,743,169
2% 5/1/53 (h)	40,050,000	33,130,093
2% 5/1/53 (h)	83,000,000	68,659,119
2.5% 4/1/38 (h)	9,000,000	8,346,447
2.5% 4/1/53 (h)	12,500,000	10,773,924
2.5% 4/1/53 (h)	7,400,000	6,378,163
2.5% 4/1/53 (h)	7,400,000	6,378,163
2.5% 4/1/53 (h)	15,600,000	13,445,857
2.5% 4/1/53 (h)	32,650,000	28,141,489
2.5% 4/1/53 (h)	69,450,000	59,859,920
2.5% 4/1/53 (h)	41,750,000	35,984,905
2.5% 4/1/53 (h)	41,350,000	35,640,140
2.5% 4/1/53 (h)	19,700,000	16,979,704
2.5% 4/1/53 (h)	19,950,000	17,195,182
2.5% 4/1/53 (h)	19,950,000	17,195,182
2.5% 4/1/53 (h)	5,700,000	4,912,909
2.5% 5/1/53 (h)	111,150,000	95,892,906
3% 4/1/38 (h)	9,300,000	8,816,838
3% 4/1/53 (h)	4,800,000	4,304,252
3% 4/1/53 (h)	27,300,000	24,480,434
3% 4/1/53 (h)	51,900,000	46,539,726
3% 4/1/53 (h)	5,500,000	4,931,956
3% 4/1/53 (h)	2,600,000	2,331,470
3% 4/1/53 (h)	3,825,000	3,429,951
3% 4/1/53 (h)	72,500,000	65,012,142
3% 4/1/53 (h)	24,100,000	21,610,933
3% 4/1/53 (h)	14,250,000	12,778,249
3% 4/1/53 (h)	6,725,000	6,030,437
3% 4/1/53 (h)	1,500,000	1,345,079
3% 4/1/53 (h)	20,500,000	18,382,744
3% 5/1/53 (h)	51,900,000	46,578,247
3.5% 4/1/53 (h)	3,900,000	3,622,123
3.5% 4/1/53 (h)	53,175,000	49,386,255
3.5% 4/1/53 (h)	48,625,000	45,160,444
3.5% 4/1/53 (h)	6,175,000	5,735,028
3.5% 4/1/53 (h)	2,800,000	2,600,499
3.5% 4/1/53 (h)	31,825,000	29,557,453
3.5% 4/1/53 (h)	29,775,000	27,653,516
3.5% 4/1/53 (h)	3,200,000	2,971,998
3.5% 4/1/53 (h)	15,975,000	14,836,773
3.5% 4/1/53 (h)	18,475,000	17,158,647
3.5% 4/1/53 (h)	59,875,000	55,608,876
3.5% 4/1/53 (h)	48,625,000	45,160,444
4% 4/1/53 (h)	15,700,000	15,014,353
4% 4/1/53 (h)	25,950,000	24,816,717
4% 4/1/53 (h)	52,150,000	49,872,516
4% 4/1/53 (h)	29,725,000	28,426,856
4% 4/1/53 (h)	35,025,000	33,495,395
4% 4/1/53 (h)	15,200,000	14,536,189
4% 5/1/53 (h)	41,650,000	39,847,342
4% 5/1/53 (h)	33,050,000	31,619,560
4.5% 4/1/53 (h)	22,400,000	21,941,490
4.5% 4/1/53 (h)	8,450,000	8,277,035
4.5% 4/1/53 (h)	52,200,000	51,131,508
4.5% 4/1/53 (h)	8,500,000	8,326,012
4.5% 4/1/53 (h)	3,500,000	3,428,358
4.5% 4/1/53 (h)	80,000,000	78,362,464
5% 4/1/38 (h)	7,200,000	7,249,499
5% 4/1/38 (h)	10,800,000	10,874,248
5% 5/1/38 (h)	10,800,000	10,872,560
5% 4/1/53 (h)	34,200,000	34,102,462
5% 4/1/53 (h)	4,250,000	4,237,879
5% 4/1/53 (h)	16,450,000	16,403,085
5% 4/1/53 (h)	34,200,000	34,102,462
5.5% 4/1/53 (h)	43,500,000	43,941,786
5.5% 4/1/53 (h)	5,300,000	5,353,827
5.5% 4/1/53 (h)	30,600,000	30,910,774
5.5% 4/1/53 (h)	23,000,000	23,233,588
5.5% 4/1/53 (h)	51,500,000	52,023,034
5.5% 4/1/53 (h)	61,850,000	62,478,149
5.5% 4/1/53 (h)	5,300,000	5,353,827
5.5% 5/1/53 (h)	9,450,000	9,542,652
5.5% 5/1/53 (h)	27,450,000	27,719,131
5.5% 5/1/53 (h)	19,550,000	19,741,676
5.5% 5/1/53 (h)	7,700,000	7,775,494
5.5% 5/1/53 (h)	23,000,000	23,225,501
5.5% 5/1/53 (h)	39,250,000	39,634,823
5.5% 5/1/53 (h)	30,300,000	30,597,073
5.5% 5/1/53 (h)	12,100,000	12,218,633
5.5% 5/1/53 (h)	13,200,000	13,329,418
5.5% 5/1/53 (h)	34,550,000	34,888,742
5.5% 5/1/53 (h)	34,750,000	35,090,703
5.5% 5/1/53 (h)	20,400,000	20,600,010
5.5% 5/1/53 (h)	27,200,000	27,466,680
5.5% 5/1/53 (h)	21,700,000	21,912,755
5.5% 6/1/53 (h)	50,500,000	50,977,371
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,912,085,258
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,619,998,650)		9,231,308,359

Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	11,558,277	7,339,571
Series 2019-1 Class A, 3.844% 5/15/39 (b)	8,756,024	6,257,741
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	21,516,549	16,984,054
Class B, 4.458% 10/16/39 (b)	4,664,187	1,558,515
Series 2021-1A Class A, 2.95% 11/16/41 (b)	23,331,813	21,022,430
Series 2021-2A Class A, 2.798% 1/15/47 (b)	44,474,348	38,160,325
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	30,448,418	29,794,374
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	7,556,000	7,443,945
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(d)	17,910,000	17,439,468
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (b)(c)(d)	46,919,000	45,494,305
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	25,047,000	24,544,106
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(d)	21,007,000	20,423,909
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	6,724,806	5,650,622
Class B, 4.335% 1/16/40 (b)	1,196,541	533,536
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(d)	24,769,000	24,390,876
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(d)	26,517,000	25,918,776
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(d)	37,068,000	35,957,480
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(d)	29,947,000	29,080,753
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(d)	69,645,000	68,342,639
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(d)	17,946,000	17,458,228
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(d)	28,600,000	28,205,349
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (b)(c)(d)	38,048,000	37,022,873
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(d)	27,114,000	26,273,574
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	30,122,051	26,959,537
Class AA, 2.487% 12/16/41 (b)(c)	2,536,350	2,428,606
Series 2021-1A Class A, 2.443% 7/15/46 (b)	31,935,692	27,681,858
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(d)	26,787,593	26,479,107
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	27,142,000	27,404,838
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	21,715,862	19,298,452
Class B, 5.095% 4/15/39 (b)	10,307,675	7,461,519
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	10,835,791	9,785,803
Series 2021-1A Class A, 3.474% 1/15/46 (b)	6,465,877	5,953,215
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	21,787,000	21,312,937
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(d)	35,314,000	34,348,727
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	16,882,000	16,370,948
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	26,059,000	25,173,567
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(d)	27,352,000	26,504,936
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(d)	28,400,000	27,554,021
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (b)(c)(d)	37,609,000	37,008,046
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(d)	37,850,000	37,015,672
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	36,359,350	33,822,122
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	21,029,600	18,681,855
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (b)(c)(d)	19,817,000	19,241,197
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	18,048,000	17,545,381
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(d)	22,160,000	21,854,547
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(d)	20,000,000	19,622,280
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(d)	23,913,000	23,193,195
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(d)	14,569,000	14,112,393
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	12,634,000	12,421,218
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(d)	32,919,000	32,139,116
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (b)(c)(d)	6,000,000	5,872,494
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(d)	19,090,000	18,651,293
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(d)	27,750,000	27,185,038
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(d)	36,187,000	35,560,675
Ford Credit Auto Owner Trust Series 2018-2 Class B, 3.61% 1/15/30 (b)	6,400,000	6,355,020
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,457,507	9,960,790
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	12,538,089	10,803,444
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(d)	19,246,000	18,701,993
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (b)(c)(d)	46,050,000	45,063,931
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 5.9703% 7/25/33 (c)(d)	699,015	670,061
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(d)	13,900,000	13,696,852
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME TERM SOFR 3 MONTH INDEX + 1.400% 6.0346% 4/19/34 (b)(c)(d)	30,470,000	29,811,117
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(d)	32,026,000	30,948,357
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(d)	27,800,000	27,177,197
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (b)(c)(d)	7,913,000	7,710,601
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (b)(c)(d)	6,442,000	6,271,487
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	32,900,000	32,053,483
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (b)(c)(d)	25,147,000	24,525,592
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (b)(c)(d)	23,616,000	22,933,639
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(d)	26,100,000	25,621,535
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	2,231,729	2,214,367
Series 2022-1A Class A, 1.36% 4/15/32 (b)	4,060,192	4,014,825
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(d)	33,738,254	33,328,132
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.0903% 1/25/36 (c)(d)	798,725	780,534
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(d)	26,956,000	26,341,969
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,258,305	19,259,399
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,672,980	20,313,154
Class A2II, 4.008% 12/5/51 (b)	20,260,350	16,875,230
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	20,085,685	16,993,108
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(d)	35,857,000	35,058,572
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(d)	38,243,000	37,654,823
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	19,584,850	16,396,840
Class B, 4.335% 3/15/40 (b)	2,308,845	1,622,045
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	26,783,143
1.884% 7/15/50 (b)	10,516,000	9,493,494
2.328% 7/15/52 (b)	8,041,000	7,141,392
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,615,125	8,245,629
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (b)(c)(d)	5,813,634	5,782,961
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(d)	39,612,000	39,010,848
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.7524% 4/16/31 (b)(c)(d)	16,170,000	15,942,876
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	3,663,000	3,591,568
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (b)(c)(d)	15,000,000	14,568,705
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	30,228,000	29,544,575
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.7053% 9/25/34 (c)(d)	50,373	47,806
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	28,238,198	23,768,939
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	28,775,421	23,558,150
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (b)(c)(d)	3,641,000	2,642,547
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	3,438,102	3,407,530
Series 2021-4 Class A, 0.84% 9/20/31 (b)	9,777,456	9,543,490
3.12% 3/20/32 (b)	8,856,917	8,637,668
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(d)	34,250,000	34,288,189
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (b)(c)(d)	31,233,000	30,860,921
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(d)	17,782,000	17,389,427
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	36,484,000	35,537,021
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(d)	17,721,000	17,284,053
TOTAL ASSET-BACKED SECURITIES (Cost $2,233,940,854)		2,124,171,071

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	4,000,015	3,767,487
Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,722,076	8,765,882
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	14,608,145	13,049,091
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	8,567,269	8,243,067
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	15,470,268	13,100,025
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	12,280,459	11,569,439
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	9,796,040	9,495,880
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	10,718,760	10,163,164
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	18,300,239	17,162,367
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	12,070,478	11,690,350
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	22,526,129	21,320,571
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	9,361,205	8,554,186
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	9,211,653	8,321,085
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	8,506,435	7,611,964
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	6,268,397	5,488,665
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	10,251,444	9,872,098
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	7,128,395	6,609,532
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	11,036	9,672
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.4853% 9/25/43 (c)(d)	714,333	659,969
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	20,162,405	18,737,566
TOTAL PRIVATE SPONSOR		194,192,060
U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.6453% 2/25/32 (c)(d)	6,780	6,811
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.7614% 3/18/32 (c)(d)	12,654	12,805
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.8453% 4/25/32 (c)(d)	14,366	14,512
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.8453% 10/25/32 (c)(d)	17,733	17,918
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.5953% 1/25/32 (c)(d)	6,475	6,493
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.2547% 12/25/33 (c)(i)(j)	244,457	38,768
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.8347% 11/25/36 (c)(i)(j)	177,064	17,974
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 5.1453% 1/25/43 (c)(d)	702,872	689,928
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 5.1953% 5/25/47 (c)(d)	1,389,635	1,358,901
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 5.1453% 5/25/48 (c)(d)	806,534	786,322
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 5.1453% 6/25/48 (c)(d)	1,874,360	1,824,990
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	8,110	8,106
Series 1996-28 Class PK, 6.5% 7/25/25	4,088	4,091
Series 1999-17 Class PG, 6% 4/25/29	70,705	72,022
Series 1999-32 Class PL, 6% 7/25/29	83,650	85,422
Series 1999-33 Class PK, 6% 7/25/29	62,200	63,488
Series 1999-54 Class PH, 6.5% 11/18/29	57,353	57,461
Series 1999-57 Class PH, 6.5% 12/25/29	207,614	211,890
Series 2001-52 Class YZ, 6.5% 10/25/31	9,135	9,505
Series 2003-28 Class KG, 5.5% 4/25/23	20	19
Series 2005-102 Class CO 11/25/35 (k)	40,162	34,341
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.9522% 8/25/35 (c)(j)	9,532	9,932
Series 2005-81 Class PC, 5.5% 9/25/35	118,800	122,940
Series 2006-12 Class BO 10/25/35 (k)	193,181	166,813
Series 2006-15 Class OP 3/25/36 (k)	245,590	208,513
Series 2006-37 Class OW 5/25/36 (k)	22,913	18,207
Series 2006-45 Class OP 6/25/36 (k)	75,794	60,749
Series 2006-62 Class KP 4/25/36 (k)	115,589	95,267
Series 2012-149:
Class DA, 1.75% 1/25/43	324,304	299,145
Class GA, 1.75% 6/25/42	346,306	317,596
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	13,115	13,426
Series 1999-25 Class Z, 6% 6/25/29	68,133	68,862
Series 2001-20 Class Z, 6% 5/25/31	78,344	80,260
Series 2001-31 Class ZC, 6.5% 7/25/31	40,836	41,687
Series 2002-16 Class ZD, 6.5% 4/25/32	30,141	31,432
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.7047% 11/25/32 (c)(i)(j)	70,046	2,303
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	87,333	2,638
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.7947% 12/25/36 (c)(i)(j)	117,801	12,605
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.5947% 5/25/37 (c)(i)(j)	63,179	7,901
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.0947% 9/25/23 (c)(j)	321	320
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.2547% 3/25/33 (c)(i)(j)	15,797	1,996
Series 2005-72 Class ZC, 5.5% 8/25/35	971,130	994,967
Series 2005-79 Class ZC, 5.9% 9/25/35	561,584	575,154
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 11.5483% 6/25/37 (c)(j)	53,264	68,866
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 10.5283% 7/25/37 (c)(j)	80,732	104,878
Class SB, 39.600% - 1 month U.S. LIBOR 10.5283% 7/25/37 (c)(j)	22,504	26,655
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.5047% 3/25/38 (c)(i)(j)	411,855	44,537
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.2047% 12/25/40 (c)(i)(j)	418,844	30,434
Class ZA, 4.5% 12/25/40	193,662	199,282
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	93,231	1,895
Series 2010-150 Class ZC, 4.75% 1/25/41	1,892,022	1,914,988
Series 2010-95 Class ZC, 5% 9/25/40	4,343,508	4,468,682
Series 2011-39 Class ZA, 6% 11/25/32	285,912	296,567
Series 2011-4 Class PZ, 5% 2/25/41	585,616	579,335
Series 2011-67 Class AI, 4% 7/25/26 (i)	30,613	784
Series 2011-83 Class DI, 6% 9/25/26 (i)	171	1
Series 2012-100 Class WI, 3% 9/25/27 (i)	839,198	35,502
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.8047% 12/25/30 (c)(i)(j)	77,093	351
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.7047% 6/25/41 (c)(i)(j)	81,407	789
Series 2013-133 Class IB, 3% 4/25/32 (i)	296,011	8,335
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.2047% 1/25/44 (c)(i)(j)	268,463	30,214
Series 2013-51 Class GI, 3% 10/25/32 (i)	262,120	15,681
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.8747% 6/25/35 (c)(i)(j)	339,405	29,494
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,734,943	300,457
Series 2015-70 Class JC, 3% 10/25/45	1,940,821	1,856,149
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	959,387	168,998
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.3547% 10/25/47 (c)(i)(j)	10,731,940	1,343,869
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 1.3047% 2/25/48 (c)(i)(j)	25,822,510	3,207,138
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 1.3547% 6/25/48 (c)(i)(j)	5,992,753	709,112
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 1.2047% 11/25/49 (c)(i)(j)	22,570,643	2,692,770
Series 2019-82 Class PI, 4% 6/25/49 (i)	7,108,766	1,132,242
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 1.3547% 8/25/48 (c)(i)(j)	8,335,164	959,918
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	61,129	9,952
Series 343 Class 16, 5.5% 5/25/34 (i)	57,843	9,518
Series 348 Class 14, 6.5% 8/25/34 (c)(i)	39,503	7,778
Series 351:
Class 12, 5.5% 4/25/34 (c)(i)	23,159	3,911
Class 13, 6% 3/25/34 (i)	36,449	6,708
Series 359 Class 19, 6% 7/25/35 (c)(i)	19,898	3,768
Series 384 Class 6, 5% 7/25/37 (i)	242,314	41,393
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.4844% 1/15/32 (c)(d)	5,044	5,067
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.5844% 3/15/32 (c)(d)	7,694	7,750
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.6844% 3/15/32 (c)(d)	6,588	6,656
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.5844% 6/15/31 (c)(d)	12,540	12,621
Class FG, 1 month U.S. LIBOR + 0.900% 5.5844% 3/15/32 (c)(d)	4,253	4,283
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 5.0344% 8/15/47 (c)(d)	747,391	731,325
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.9344% 5/15/37 (c)(d)	311,263	306,758
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	89,808	91,819
Series 2101 Class PD, 6% 11/15/28	7,378	7,536
Series 2121 Class MG, 6% 2/15/29	35,967	36,758
Series 2131 Class BG, 6% 3/15/29	254,613	260,618
Series 2137 Class PG, 6% 3/15/29	40,348	41,289
Series 2154 Class PT, 6% 5/15/29	67,384	68,957
Series 2162 Class PH, 6% 6/15/29	13,619	13,890
Series 2520 Class BE, 6% 11/15/32	124,706	129,764
Series 2693 Class MD, 5.5% 10/15/33	265,727	270,791
Series 2802 Class OB, 6% 5/15/34	96,137	98,634
Series 3002 Class NE, 5% 7/15/35	289,451	293,149
Series 3110 Class OP 9/15/35 (k)	72,282	66,561
Series 3119 Class PO 2/15/36 (k)	287,812	232,713
Series 3121 Class KO 3/15/36 (k)	42,732	35,307
Series 3123 Class LO 3/15/36 (k)	162,065	132,165
Series 3145 Class GO 4/15/36 (k)	168,984	138,460
Series 3189 Class PD, 6% 7/15/36	249,886	262,335
Series 3225 Class EO 10/15/36 (k)	85,903	68,690
Series 3258 Class PM, 5.5% 12/15/36	103,943	107,398
Series 3415 Class PC, 5% 12/15/37	117,632	118,339
Series 3806 Class UP, 4.5% 2/15/41	556,209	559,603
Series 3832 Class PE, 5% 3/15/41	1,121,823	1,137,128
Series 4135 Class AB, 1.75% 6/15/42	254,693	234,839
sequential payer:
Series 2135 Class JE, 6% 3/15/29	17,892	18,314
Series 2274 Class ZM, 6.5% 1/15/31	25,357	25,851
Series 2281 Class ZB, 6% 3/15/30	49,228	50,312
Series 2303 Class ZV, 6% 4/15/31	26,240	26,897
Series 2357 Class ZB, 6.5% 9/15/31	202,208	209,270
Series 2502 Class ZC, 6% 9/15/32	48,838	50,810
Series 2519 Class ZD, 5.5% 11/15/32	75,124	77,524
Series 2601 Class TB, 5.5% 4/15/23	34	34
Series 2998 Class LY, 5.5% 7/15/25	21,392	21,419
Series 3871 Class KB, 5.5% 6/15/41	1,455,277	1,527,249
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.9156% 2/15/36 (c)(i)(j)	86,029	8,179
Series 2013-4281 Class AI, 4% 12/15/28 (i)	205,119	3,637
Series 2017-4683 Class LM, 3% 5/15/47	2,488,377	2,381,009
Series 2017-4720 Class IO, 4% 9/15/47 (i)	8,740,232	1,657,888
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.5156% 8/15/47 (c)(i)(j)	5,345,348	644,646
Series 2018-4765 Class IB, 4% 3/15/48 (i)	7,882,646	1,498,724
Series 2933 Class ZM, 5.75% 2/15/35	1,269,577	1,321,546
Series 2935 Class ZK, 5.5% 2/15/35	1,009,448	1,050,336
Series 2947 Class XZ, 6% 3/15/35	503,091	525,919
Series 2996 Class ZD, 5.5% 6/15/35	856,889	889,716
Series 3237 Class C, 5.5% 11/15/36	1,170,463	1,192,708
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.9756% 11/15/36 (c)(i)(j)	364,947	36,935
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.0656% 3/15/37 (c)(i)(j)	551,342	60,636
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.0756% 4/15/37 (c)(i)(j)	774,577	99,729
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.8956% 6/15/37 (c)(i)(j)	246,608	29,756
Series 3949 Class MK, 4.5% 10/15/34	203,797	204,034
Series 4055 Class BI, 3.5% 5/15/31 (i)	294,782	7,393
Series 4149 Class IO, 3% 1/15/33 (i)	141,788	11,385
Series 4314 Class AI, 5% 3/15/34 (i)	88,335	2,693
Series 4427 Class LI, 3.5% 2/15/34 (i)	926,628	55,186
Series 4471 Class PA 4% 12/15/40	987,065	972,805
target amortization class Series 2156 Class TC, 6.25% 5/15/29	31,488	31,736
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 2/15/24 (c)(d)	1,978	1,979
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	28,559	29,085
Series 2056 Class Z, 6% 5/15/28	70,958	72,447
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 4.9844% 5/15/48 (c)(d)	1,266,052	1,231,002
Series 4386 Class AZ, 4.5% 11/15/40	2,524,065	2,502,113
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.9623% 6/16/37 (c)(i)(j)	154,425	17,631
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.1849% 3/20/60 (c)(d)(l)	1,632,460	1,625,614
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.9649% 7/20/60 (c)(d)(l)	279,154	276,723
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.8656% 9/20/60 (c)(d)(l)	340,971	338,181
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.8656% 8/20/60 (c)(d)(l)	257,783	255,538
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.9456% 12/20/60 (c)(d)(l)	756,300	750,858
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.0656% 12/20/60 (c)(d)(l)	675,715	672,455
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.0656% 2/20/61 (c)(d)(l)	577,666	574,374
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.0556% 2/20/61 (c)(d)(l)	860,901	856,079
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.0656% 4/20/61 (c)(d)(l)	622,228	618,765
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.0656% 5/20/61 (c)(d)(l)	1,065,549	1,060,565
Class FC, 1 month U.S. LIBOR + 0.500% 5.0656% 5/20/61 (c)(d)(l)	732,387	728,682
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.0956% 6/20/61 (c)(d)(l)	827,878	824,135
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 5.1156% 9/20/61 (c)(d)(l)	2,297,259	2,286,719
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.1656% 10/20/61 (c)(d)(l)	955,099	951,684
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 5.1614% 8/20/42 (c)(d)	681,544	669,085
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.2656% 11/20/61 (c)(d)(l)	896,756	894,434
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.2656% 1/20/62 (c)(d)(l)	492,418	491,229
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.1956% 1/20/62 (c)(d)(l)	822,325	819,262
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.1956% 3/20/62 (c)(d)(l)	409,895	406,998
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8388% 5/20/61 (c)(d)(l)	13,135	13,025
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 5.0856% 10/20/62 (c)(d)(l)	17,935	17,829
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 4.9256% 3/20/63 (c)(d)(l)	27,172	26,962
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.1656% 1/20/64 (c)(d)(l)	486,898	485,054
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.1656% 12/20/63 (c)(d)(l)	2,429,534	2,423,503
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.0656% 6/20/64 (c)(d)(l)	668,694	665,386
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.8656% 3/20/65 (c)(d)(l)	10,864	10,799
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.8456% 5/20/63 (c)(d)(l)	10,385	10,230
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.7656% 4/20/63 (c)(d)(l)	18,663	18,409
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.9656% 12/20/62 (c)(d)(l)	41,112	40,391
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.2614% 10/20/49 (c)(d)	1,757,983	1,730,174
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.2114% 2/20/49 (c)(d)	3,638,359	3,598,786
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.4771% 12/20/40 (c)(j)	1,553,963	1,288,016
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	54,710	3,655
Series 2016-69 Class WA, 3% 2/20/46	729,828	687,084
Series 2017-134 Class BA, 2.5% 11/20/46	392,761	357,431
Series 2017-153 Class GA, 3% 9/20/47	3,404,583	3,163,946
Series 2017-182 Class KA, 3% 10/20/47	2,614,786	2,434,484
Series 2018-13 Class Q, 3% 4/20/47	3,361,647	3,162,524
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	431,787	431,273
Series 2010-160 Class DY, 4% 12/20/40	3,191,840	3,155,344
Series 2010-170 Class B, 4% 12/20/40	708,345	700,245
Series 2017-139 Class BA, 3% 9/20/47	7,617,814	7,009,359
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.7723% 5/16/34 (c)(i)(j)	90,079	7,355
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.4723% 8/17/34 (c)(i)(j)	88,542	10,750
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 11.8337% 6/16/37 (c)(j)	3,679	4,386
Series 2010-116 Class QB, 4% 9/16/40	243,763	240,155
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.2223% 2/16/40 (c)(i)(j)	583,877	39,005
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.9649% 5/20/60 (c)(d)(l)	851,672	844,920
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.3386% 7/20/41 (c)(i)(j)	296,252	30,703
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.9723% 6/16/42 (c)(i)(j)	340,540	35,381
Series 2013-149 Class MA, 2.5% 5/20/40	2,440,961	2,349,540
Series 2014-2 Class BA, 3% 1/20/44	6,329,032	5,904,740
Series 2014-21 Class HA, 3% 2/20/44	2,355,957	2,195,076
Series 2014-25 Class HC, 3% 2/20/44	4,033,659	3,754,985
Series 2014-5 Class A, 3% 1/20/44	3,466,743	3,236,379
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	31,606	29,854
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.19% 5/20/66 (c)(d)(l)	4,313,676	4,298,959
Series 2017-186 Class HK, 3% 11/16/45	3,442,359	3,198,924
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.04% 8/20/66 (c)(d)(l)	5,511,110	5,481,891
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.302% 5/20/65 (c)(l)	88,036	86,959
TOTAL U.S. GOVERNMENT AGENCY		131,080,418
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $362,186,222)		325,272,478

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.978% 1/15/39 (b)(c)(d)	20,613,000	19,796,074
Class B, CME Term SOFR 1 Month Index + 1.550% 6.378% 1/15/39 (b)(c)(d)	3,893,000	3,701,521
Class C, CME Term SOFR 1 Month Index + 2.150% 6.978% 1/15/39 (b)(c)(d)	2,780,000	2,627,594
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	35,017,122
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,877,153
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,252,277
Class CNM, 3.7186% 11/5/32 (b)(c)	1,604,000	1,280,589
BANK:
sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	30,445,000	28,824,212
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,476,092
Series 2023-5YR1:
Class A2, 5.779% 3/15/56	5,700,000	5,757,000
Class A3, 6.26% 3/15/56	17,600,000	18,128,000
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (c)(i)	31,293,000	785,752
Series 2021-BN33 Class XA, 1.0569% 5/15/64 (c)(i)	14,141,568	816,789
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,073,498
Series 2019-B14 Class XA, 0.7762% 12/15/62 (c)(i)	108,448,052	3,338,758
Series 2020-B17 Class XA, 1.4158% 3/15/53 (c)(i)	109,591,760	6,473,377
Series 2020-B18 Class XA, 1.7883% 7/15/53 (c)(i)	51,041,859	3,904,636
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.9915% 11/15/28 (b)(c)(d)	15,266,000	15,123,985
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.7251% 4/15/37 (b)(c)(d)	72,926,000	70,069,087
Class B, CME Term SOFR 1 Month Index + 2.440% 7.2741% 4/15/37 (b)(c)(d)	19,373,000	18,486,590
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.3741% 10/15/36 (b)(c)(d)	37,043,000	35,503,100
Class B, 1 month U.S. LIBOR + 0.890% 5.5838% 10/15/36 (b)(c)(d)	5,541,000	5,243,110
Class C, 1 month U.S. LIBOR + 1.090% 5.7836% 10/15/36 (b)(c)(d)	7,417,000	6,930,154
Class D, 1 month U.S. LIBOR + 1.290% 5.9833% 10/15/36 (b)(c)(d)	7,201,000	6,624,789
Class E, 1 month U.S. LIBOR + 1.940% 6.6325% 10/15/36 (b)(c)(d)	25,035,000	23,047,374
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.3363% 5/15/38 (b)(c)(d)	31,100,000	29,871,068
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.84% 2/15/39 (b)(c)(d)	38,925,535	37,473,527
Class B, CME Term SOFR 1 Month Index + 1.310% 6.1394% 2/15/39 (b)(c)(d)	14,618,429	14,112,324
Class C, CME Term SOFR 1 Month Index + 1.560% 6.3888% 2/15/39 (b)(c)(d)	14,618,429	13,895,349
Class D, CME Term SOFR 1 Month Index + 1.960% 6.7879% 2/15/39 (b)(c)(d)	14,618,429	13,678,281
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 5.8175% 11/15/32 (b)(c)(d)	1,291,448	1,271,333
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.31% 9/15/37 (b)(c)(d)	7,116,200	6,569,288
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.984% 4/15/34 (b)(c)(d)	15,742,000	15,078,165
Class C, 1 month U.S. LIBOR + 1.600% 6.284% 4/15/34 (b)(c)(d)	10,407,000	9,890,671
Class D, 1 month U.S. LIBOR + 1.900% 6.584% 4/15/34 (b)(c)(d)	10,925,000	10,328,748
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.0216% 10/15/36 (b)(c)(d)	16,514,650	16,207,575
Class C, CME Term SOFR 1 Month Index + 1.360% 6.1916% 10/15/36 (b)(c)(d)	14,991,450	14,656,580
Class D, CME Term SOFR 1 Month Index + 1.560% 6.3916% 10/15/36 (b)(c)(d)	24,294,700	23,605,663
Class E, CME Term SOFR 1 Month Index + 1.910% 6.7416% 10/15/36 (b)(c)(d)	29,835,850	28,970,873
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.3199% 10/15/26 (b)(c)(d)	9,100,000	8,707,485
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.9921% 10/15/39 (b)(c)(d)	20,703,000	20,443,507
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.3181% 4/15/37 (b)(c)(d)	36,675,951	35,837,282
Class B, CME Term SOFR 1 Month Index + 1.940% 6.7671% 4/15/37 (b)(c)(d)	18,696,006	18,174,799
Class C, CME Term SOFR 1 Month Index + 2.290% 7.1171% 4/15/37 (b)(c)(d)	4,218,878	4,058,982
Class D, CME Term SOFR 1 Month Index + 2.830% 7.6661% 4/15/37 (b)(c)(d)	3,532,692	3,305,749
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.684% 4/15/34 (b)(c)(d)	29,901,000	29,085,172
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.8616% 10/15/36 (b)(c)(d)	59,625,670	58,949,139
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 5.754% 12/15/37 (b)(c)(d)	11,218,000	11,055,760
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	64,855,924	58,858,321
Class A2, 1.99% 7/15/60 (b)	25,208,906	21,277,945
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	47,011,004	41,457,368
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.6344% 11/15/36 (b)(c)(d)	12,876,000	12,497,312
Class B, 1 month U.S. LIBOR + 1.250% 5.9344% 11/15/36 (b)(c)(d)	6,900,000	6,646,306
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.804% 6/15/34 (b)(c)(d)	41,981,989	40,780,775
Class B, 1 month U.S. LIBOR + 1.500% 6.184% 6/15/34 (b)(c)(d)	7,405,083	7,102,651
Class C, 1 month U.S. LIBOR + 1.750% 6.434% 6/15/34 (b)(c)(d)	8,364,836	7,856,176
CIM Retail Portfolio Trust floater Series 2021-RETL Class D, 1 month U.S. LIBOR + 3.050% 7.735% 8/15/36 (b)(c)(d)	3,593,164	3,551,566
Citigroup Commercial Mortgage Trust:
Series 2013-GC17 Class A/S, 4.544% 11/10/46	7,000,000	6,873,744
Series 2019-GC41 Class XA, 1.0408% 8/10/56 (c)(i)	51,450,095	2,258,248
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,338,291
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.664% 5/15/36 (b)(c)(d)	50,115,319	49,608,268
Class C, 1 month U.S. LIBOR + 1.430% 6.114% 5/15/36 (b)(c)(d)	7,119,288	6,993,247
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,457,719	7,596,153
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	17,606,718
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,320,681
Class C, 4.782% 4/15/36 (b)(c)	3,781,000	3,579,520
Class D, 4.782% 4/15/36 (b)(c)	7,560,000	7,056,915
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.386% 11/15/38 (b)(c)(d)	51,838,000	49,628,359
Class B, 1 month U.S. LIBOR + 1.120% 5.8052% 11/15/38 (b)(c)(d)	6,300,000	5,984,080
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.765% 7/15/38 (b)(c)(d)	16,255,553	15,756,060
Class B, 1 month U.S. LIBOR + 1.380% 6.065% 7/15/38 (b)(c)(d)	9,258,207	8,967,925
Class C, 1 month U.S. LIBOR + 1.700% 6.385% 7/15/38 (b)(c)(d)	6,825,536	6,610,153
Class D, 1 month U.S. LIBOR + 2.250% 6.935% 7/15/38 (b)(c)(d)	13,802,382	13,144,647
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	3,178,000	3,075,714
Series 2015-K051 Class A2, 3.308% 9/25/25	5,028,000	4,891,699
Series 2016-K054 Class A2, 2.745% 1/25/26	14,550,957	13,920,438
Series 2021-K136 Class A2, 2.127% 11/25/31	2,700,000	2,290,546
Series 2022-150 Class A2, 3.71% 9/25/32	18,100,000	17,354,075
Series 2022-K141 Class A2, 2.25% 2/25/32	5,892,000	5,032,595
Series 2022-K142 Class A2, 2.4% 3/25/32	28,255,000	24,597,043
Series 2022-K143 Class A2, 2.35% 3/25/32	2,400,000	2,063,416
Series 2022-K144 Class A2, 2.45% 4/25/32	20,828,000	18,042,801
Series 2022-K145 Class A2, 2.58% 5/25/32	1,300,000	1,137,577
Series 2022-K146 Class A2, 2.92% 6/25/32	12,289,000	11,060,585
Series 2022-K147 Class A2, 3% 6/25/32	15,400,000	13,949,885
Series K047 Class A2, 3.329% 5/25/25	23,685,977	23,086,911
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	14,097,075	13,669,310
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.634% 9/15/31 (b)(c)(d)	7,422,787	7,267,994
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.634% 10/15/36 (b)(c)(d)	21,765,000	20,532,085
Class B, 1 month U.S. LIBOR + 1.150% 5.834% 10/15/36 (b)(c)(d)	3,364,000	3,125,872
Class C, 1 month U.S. LIBOR + 1.550% 6.234% 10/15/36 (b)(c)(d)	2,773,000	2,553,484
Series 2011-GC5 Class A/S, 5.1558% 8/10/44 (b)(c)	4,602,335	4,522,194
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	3,897,606
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.3156% 8/15/39 (b)(c)(d)	40,724,000	40,392,201
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.4236% 4/15/37 (b)(c)(d)	13,636,525	12,857,338
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	4,528,985	4,430,529
Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	6,612,890
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.934% 9/15/29 (b)(c)(d)	12,313,855	11,381,211
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,784,000	2,743,428
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	2,863,500
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	4,725,600
Class EFX, 5.3635% 7/5/33 (b)(c)	7,262,000	5,628,050
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.1223% 5/15/39 (b)(c)(d)	57,498,000	56,211,557
Class B, CME Term SOFR 1 Month Index + 1.790% 6.621% 5/15/39 (b)(c)(d)	33,561,000	32,467,163
Class C, CME Term SOFR 1 Month Index + 2.090% 6.9202% 5/15/39 (b)(c)(d)	19,262,000	18,537,639
Class D, CME Term SOFR 1 Month Index + 2.540% 7.369% 5/15/39 (b)(c)(d)	17,119,000	16,346,918
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.6415% 3/15/38 (b)(c)(d)	23,546,067	22,844,356
Class B, CME Term SOFR 1 Month Index + 0.990% 5.8215% 3/15/38 (b)(c)(d)	7,331,974	7,015,871
Class C, CME Term SOFR 1 Month Index + 1.210% 6.0415% 3/15/38 (b)(c)(d)	4,613,079	4,381,557
Class D, CME Term SOFR 1 Month Index + 1.510% 6.3415% 3/15/38 (b)(c)(d)	6,416,829	6,062,587
Class E, CME Term SOFR 1 Month Index + 1.860% 6.6915% 3/15/38 (b)(c)(d)	5,605,879	5,237,063
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.384% 7/15/38 (b)(c)(d)	17,747,000	17,064,850
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	24,459,853
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.934% 8/15/33 (b)(c)(d)	618,400	510,180
Class C, 1 month U.S. LIBOR + 1.500% 6.184% 8/15/33 (b)(c)(d)	1,488,800	1,191,040
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	39,869,869
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,295,127
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	5,415,000	4,954,110
Class C, 3.1771% 11/10/36 (b)(c)	5,196,000	4,637,744
Series 2021-L6 Class XA, 1.2263% 6/15/54 (c)(i)	48,686,327	3,045,305
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 5.585% 10/15/37 (b)(c)(d)	5,104,887	4,999,348
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.2114% 12/15/37 (b)(c)(d)	1,920,692	1,896,233
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	466,586	478,196
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.485% 4/15/36 (b)(c)(d)	12,400,000	11,953,392
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.8271% 2/15/39 (b)(c)(d)	9,333,000	8,776,707
Class C, CME Term SOFR 1 Month Index + 2.650% 7.4771% 2/15/39 (b)(c)(d)	4,854,000	4,548,177
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.2606% 7/15/36 (b)(c)(d)	12,500,000	11,972,656
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.4152% 11/15/38 (b)(c)(d)	35,261,000	33,769,019
Class B, 1 month U.S. LIBOR + 1.070% 5.7642% 11/15/38 (b)(c)(d)	20,195,000	19,235,479
Class C, 1 month U.S. LIBOR + 1.320% 6.0134% 11/15/38 (b)(c)(d)	12,543,000	11,819,692
Class D, 1 month U.S. LIBOR + 1.570% 6.2626% 11/15/38 (b)(c)(d)	8,243,000	7,726,335
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	23,054,682
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,047,960
Class X, 0.4294% 10/10/42 (b)(c)(i)	40,100,000	1,059,458
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.884% 5/15/31 (b)(c)(d)	19,889,000	18,496,770
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,475,746
Series 2018-C46 Class XA, 0.9493% 8/15/51 (c)(i)	45,159,127	1,108,575
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,121,166
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,108,935
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,048,814,464)		1,954,225,274

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
Chicago Gen. Oblig. Series 2009 E, 6.05% 1/1/29	195,000	198,607
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,234,545	6,225,480
5.1% 6/1/33	20,175,000	20,125,884
Series 2010-1, 6.63% 2/1/35	42,396,922	45,057,261
Series 2010-3:
6.725% 4/1/35	39,580,000	42,206,458
7.35% 7/1/35	17,006,786	18,667,706
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	35,437,662
TOTAL MUNICIPAL SECURITIES (Cost $175,832,609)		167,919,058

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	42,384,873
State of Qatar 4.4% 4/16/50 (b)	13,195,000	12,172,388
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		54,557,261

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	23,162,000	21,199,472
KeyBank NA 6.95% 2/1/28	850,000	857,908
Regions Bank 6.45% 6/26/37	30,566,000	31,191,970
TOTAL BANK NOTES (Cost $58,764,805)		53,249,350

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (m) (Cost $292,545,727)	292,491,451	292,549,949

TOTAL INVESTMENT IN SECURITIES - 111.4% (Cost $44,223,403,419)	40,952,099,144
NET OTHER ASSETS (LIABILITIES) - (11.4)%	(4,202,797,522)
NET ASSETS - 100.0%	36,749,301,622

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/53	(6,300,000)	(5,349,188)
2% 4/1/53	(32,700,000)	(27,764,834)
2% 4/1/53	(128,400,000)	(109,021,551)
2% 4/1/53	(52,800,000)	(44,831,292)
2% 4/1/53	(121,900,000)	(103,502,547)
2.5% 4/1/53	(11,750,000)	(10,342,183)
2.5% 4/1/53	(119,850,000)	(105,490,268)
2.5% 4/1/53	(48,300,000)	(42,512,974)
2.5% 4/1/53	(68,900,000)	(60,644,802)
3% 4/1/53	(27,550,000)	(25,061,301)
3% 4/1/53	(1,650,000)	(1,500,949)
3% 4/1/53	(27,550,000)	(25,061,301)
3% 4/1/53	(27,525,000)	(25,038,559)
3% 4/1/53	(80,100,000)	(72,864,255)
3% 4/1/53	(1,650,000)	(1,500,949)
3% 4/1/53	(27,550,000)	(25,061,301)
3.5% 4/1/53	(48,800,000)	(45,752,718)
4.5% 4/1/53	(11,350,000)	(11,179,285)

TOTAL GINNIE MAE		(742,480,257)

Uniform Mortgage Backed Securities
2% 4/1/38	(13,500,000)	(12,190,474)
2% 4/1/53	(1,850,000)	(1,528,619)
2% 4/1/53	(28,350,000)	(23,425,061)
2% 4/1/53	(22,600,000)	(18,673,946)
2% 4/1/53	(200,000)	(165,256)
2% 4/1/53	(81,600,000)	(67,424,513)
2% 4/1/53	(37,800,000)	(31,233,414)
2% 4/1/53	(11,400,000)	(9,419,601)
2% 4/1/53	(11,400,000)	(9,419,601)
2% 4/1/53	(42,000,000)	(34,703,794)
2% 4/1/53	(26,400,000)	(21,813,813)
2% 4/1/53	(42,000,000)	(34,703,794)
2% 4/1/53	(40,050,000)	(33,092,546)
2% 4/1/53	(450,000)	(371,826)
2% 4/1/53	(2,050,000)	(1,693,876)
2% 4/1/53	(200,000)	(165,256)
2% 4/1/53	(30,200,000)	(24,953,680)
2% 4/1/53	(22,600,000)	(18,673,946)
2% 4/1/53	(83,000,000)	(68,581,306)
2% 4/1/53	(41,500,000)	(34,290,653)
2.5% 4/1/53	(12,500,000)	(10,773,924)
2.5% 4/1/53	(7,400,000)	(6,378,163)
2.5% 4/1/53	(7,400,000)	(6,378,163)
2.5% 4/1/53	(15,600,000)	(13,445,857)
2.5% 4/1/53	(14,100,000)	(12,152,986)
2.5% 4/1/53	(19,700,000)	(16,979,704)
2.5% 4/1/53	(5,700,000)	(4,912,909)
2.5% 4/1/53	(8,800,000)	(7,584,842)
2.5% 4/1/53	(5,700,000)	(4,912,909)
2.5% 4/1/53	(19,900,000)	(17,152,087)
2.5% 4/1/53	(111,150,000)	(95,801,730)
3% 4/1/38	(9,000,000)	(8,532,424)
3% 4/1/53	(2,800,000)	(2,510,814)
3% 4/1/53	(2,900,000)	(2,600,486)
3% 4/1/53	(27,300,000)	(24,480,434)
3% 4/1/53	(4,800,000)	(4,304,252)
3% 4/1/53	(51,900,000)	(46,539,726)
3% 4/1/53	(5,500,000)	(4,931,956)
3% 4/1/53	(2,600,000)	(2,331,470)
3% 4/1/53	(31,700,000)	(28,425,999)
3% 4/1/53	(16,700,000)	(14,975,211)
3% 4/1/53	(2,600,000)	(2,331,470)
3% 4/1/53	(51,900,000)	(46,539,726)
3% 4/1/53	(2,700,000)	(2,421,142)
3% 4/1/53	(4,800,000)	(4,304,252)
3% 4/1/53	(27,300,000)	(24,480,434)
3% 5/1/53	(3,825,000)	(3,432,790)
3.5% 4/1/53	(35,900,000)	(33,342,107)
3.5% 4/1/53	(3,900,000)	(3,622,123)
3.5% 4/1/53	(53,175,000)	(49,386,255)
3.5% 4/1/53	(48,625,000)	(45,160,444)
3.5% 4/1/53	(6,175,000)	(5,735,028)
3.5% 4/1/53	(2,800,000)	(2,600,499)
3.5% 4/1/53	(350,000)	(325,062)
3.5% 4/1/53	(31,825,000)	(29,557,453)
3.5% 4/1/53	(29,775,000)	(27,653,516)
3.5% 4/1/53	(3,200,000)	(2,971,998)
3.5% 4/1/53	(42,800,000)	(39,750,479)
3.5% 4/1/53	(5,700,000)	(5,293,872)
3.5% 4/1/53	(9,800,000)	(9,101,745)
3.5% 4/1/53	(2,800,000)	(2,600,499)
3.5% 4/1/53	(25,250,000)	(23,450,925)
3.5% 4/1/53	(25,350,000)	(23,543,800)
3.5% 4/1/53	(14,900,000)	(13,838,368)
3.5% 4/1/53	(20,000,000)	(18,574,990)
3.5% 4/1/53	(7,000,000)	(6,501,247)
3.5% 4/1/53	(10,000,000)	(9,287,495)
3.5% 4/1/53	(3,200,000)	(2,971,998)
3.5% 4/1/53	(4,700,000)	(4,365,123)
4% 4/1/53	(15,700,000)	(15,014,353)
4% 4/1/53	(25,950,000)	(24,816,717)
4% 4/1/53	(21,000,000)	(20,082,892)
4% 4/1/53	(41,650,000)	(39,831,070)
4% 4/1/53	(26,200,000)	(25,055,799)
4% 4/1/53	(33,050,000)	(31,606,647)
4.5% 4/1/53	(22,400,000)	(21,941,490)
4.5% 4/1/53	(8,450,000)	(8,277,035)
4.5% 4/1/53	(12,000,000)	(11,754,370)
4.5% 4/1/53	(22,100,000)	(21,647,631)
4.5% 4/1/53	(8,500,000)	(8,326,012)
4.5% 4/1/53	(3,500,000)	(3,428,358)
4.5% 4/1/53	(13,900,000)	(13,615,478)
4.5% 4/1/53	(18,700,000)	(18,317,226)
4.5% 4/1/53	(22,400,000)	(21,941,490)
4.5% 4/1/53	(18,550,000)	(18,170,296)
4.5% 4/1/53	(8,450,000)	(8,277,035)
5% 4/1/38	(10,800,000)	(10,874,248)
5% 4/1/53	(34,200,000)	(34,102,462)
5% 4/1/53	(11,100,000)	(11,068,343)
5% 4/1/53	(34,200,000)	(34,102,462)
5.5% 4/1/53	(43,500,000)	(43,941,786)
5.5% 4/1/53	(30,600,000)	(30,910,770)
5.5% 4/1/53	(5,300,000)	(5,353,827)
5.5% 4/1/53	(23,000,000)	(23,233,588)
5.5% 4/1/53	(30,600,000)	(30,910,774)
5.5% 4/1/53	(48,800,000)	(49,295,613)
5.5% 4/1/53	(39,250,000)	(39,648,623)
5.5% 5/1/53	(9,450,000)	(9,542,652)
5.5% 5/1/53	(27,450,000)	(27,719,131)
5.5% 5/1/53	(19,550,000)	(19,741,676)
5.5% 5/1/53	(7,700,000)	(7,775,494)
5.5% 5/1/53	(50,500,000)	(50,995,122)
5.5% 5/1/53	(11,700,000)	(11,814,711)
5.5% 5/1/53	(27,450,000)	(27,719,131)
5.5% 5/1/53	(27,450,000)	(27,719,131)
5.5% 5/1/53	(39,950,000)	(40,341,686)
5.5% 5/1/53	(29,000,000)	(29,284,328)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,103,975,318)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,845,707,927)		(2,846,455,575)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	95	Jun 2023	19,613,047	44,849	44,849
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	31	Jun 2023	4,374,875	(55,467)	(55,467)

TOTAL PURCHASED					(10,618)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,033	Jun 2023	348,558,047	(7,195,054)	(7,195,054)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	140	Jun 2023	15,331,094	73,869	73,869
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,604	Jun 2023	210,374,625	(8,881,906)	(8,881,906)

TOTAL SOLD					(16,003,091)

TOTAL FUTURES CONTRACTS					(16,013,709)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Credit Default Swaps
Underlying Reference	Rating (1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (2)(3)	Value ($) (1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,620,000	83,976	(27,723)	56,253
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,560,000	105,782	(51,329)	54,453
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	30,660,000	711,248	(281,471)	429,777
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	233,603	(110,744)	122,859
CMBX N.A. AAA Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	5,020,000	116,453	(59,440)	57,013
CMBX N.A. AAA Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,750,000	110,190	(90,680)	19,510
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,550,000	360,727	(108,319)	252,408
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	303,892	(214,565)	89,327
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	371,166	(109,240)	261,926
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,060,000	117,381	(47,676)	69,705

TOTAL BUY PROTECTION							2,514,418	(1,101,187)	1,413,231
Sell Protection
CMBX N.A. BBB Index Series 13	NR	Dec 2072	Goldman Sachs & Co. LLC	3%	Monthly	810,000	(231,458)	238,937	7,479

TOTAL CREDIT DEFAULT SWAPS							2,282,960	(862,250)	1,420,710

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2025	200,711,000	3,675,723	0	3,675,723
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2028	96,624,000	3,052,409	0	3,052,409
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2030	23,430,000	873,272	0	873,272
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2053	2,770,000	142,599	0	142,599
TOTAL INTEREST RATE SWAPS							7,744,003	0	7,744,003

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,619,584,949 or 15.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,203,041.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $8,289,018.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $380,656.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,417,241,852	4,156,525,835	5,281,217,737	36,265,944	-	(1)	292,549,949	0.7%
Fidelity Securities Lending Cash Central Fund 4.87%	689,247,474	7,393,655,858	8,082,903,332	589,870	-	-	-	0.0%
Total	2,106,489,326	11,550,181,693	13,364,121,069	36,855,814	-	(1)	292,549,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	11,334,951,277	-	11,334,951,277	-

U.S. Government and Government Agency Obligations	15,413,895,067	-	15,413,895,067	-

U.S. Government Agency - Mortgage Securities	9,231,308,359	-	9,231,308,359	-

Asset-Backed Securities	2,124,171,071	-	2,124,171,071	-

Collateralized Mortgage Obligations	325,272,478	-	325,272,478	-

Commercial Mortgage Securities	1,954,225,274	-	1,954,225,274	-

Municipal Securities	167,919,058	-	167,919,058	-

Foreign Government and Government Agency Obligations	54,557,261	-	54,557,261	-

Bank Notes	53,249,350	-	53,249,350	-

Money Market Funds	292,549,949	292,549,949	-	-
Total Investments in Securities:	40,952,099,144	292,549,949	40,659,549,195	-
Derivative Instruments:

Assets
Futures Contracts	118,718	118,718	-	-
Swaps	10,258,421	-	10,258,421	-
Total Assets	10,377,139	118,718	10,258,421	-

Liabilities
Futures Contracts	(16,132,427)	(16,132,427)	-	-
Swaps	(231,458)	-	(231,458)	-
Total Liabilities	(16,363,885)	(16,132,427)	(231,458)	-
Total Derivative Instruments:	(5,986,746)	(16,013,709)	10,026,963	-
Other Financial Instruments:

TBA Sale Commitments	(2,846,455,575)	-	(2,846,455,575)	-
Total Other Financial Instruments:	(2,846,455,575)	-	(2,846,455,575)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,514,418	(231,458)
Total Credit Risk	2,514,418	(231,458)
Interest Rate Risk
Futures Contracts (b)	118,718	(16,132,427)
Swaps (c)	7,744,003	0
Total Interest Rate Risk	7,862,721	(16,132,427)
Total Value of Derivatives	10,377,139	(16,363,885)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $43,930,857,692)	$40,659,549,195
Fidelity Central Funds (cost $292,545,727)	292,549,949

Total Investment in Securities (cost $44,223,403,419)		$40,952,099,144
Segregated cash with brokers for mortgage/asset-backed securities		21,000
Receivable for investments sold
Regular delivery		215,880,525
Delayed delivery		37,564,022
Receivable for TBA sale commitments		2,845,707,927
Receivable for fund shares sold		52,693
Interest receivable		281,090,117
Distributions receivable from Fidelity Central Funds		2,699,085
Receivable for daily variation margin on centrally cleared OTC swaps		658,176
Bi-lateral OTC swaps, at value		2,514,418
Other receivables		228
Total assets		44,338,287,335
Liabilities
Payable to custodian bank	$74,520
Payable for investments purchased
Regular delivery	179,644,897
Delayed delivery	4,549,824,965
TBA sale commitments, at value	2,846,455,575
Payable for fund shares redeemed	10,125,667
Bi-lateral OTC swaps, at value	231,458
Payable for daily variation margin on futures contracts	2,623,296
Other payables and accrued expenses	5,335
Total Liabilities		7,588,985,713
Net Assets		$36,749,301,622
Net Assets consist of:
Paid in capital		$40,739,319,379
Total accumulated earnings (loss)		(3,990,017,757)
Net Assets		$36,749,301,622
Net Asset Value , offering price and redemption price per share ($36,749,301,622 ÷ 371,211,414 shares)		$99.00

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Interest		$584,983,071
Income from Fidelity Central Funds (including $589,870 from security lending)		36,855,814
Total Income		621,838,885
Expenses
Custodian fees and expenses	$8,136
Independent trustees' fees and expenses	67,864
Total expenses before reductions	76,000
Expense reductions	(6,103)
Total expenses after reductions		69,897
Net Investment income (loss)		621,768,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(147,602,672)
Futures contracts	36,207,169
Swaps	(8,763,806)
Total net realized gain (loss)		(120,159,309)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,279,219,348
Fidelity Central Funds	(1)
Futures contracts	(52,917,694)
Swaps	10,340,782
TBA Sale commitments	(23,121,454)
Total change in net unrealized appreciation (depreciation)		1,213,520,981
Net gain (loss)		1,093,361,672
Net increase (decrease) in net assets resulting from operations		$1,715,130,660
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$621,768,988	$850,497,599
Net realized gain (loss)	(120,159,309)	(473,980,248)
Change in net unrealized appreciation (depreciation)	1,213,520,981	(5,485,488,870)
Net increase (decrease) in net assets resulting from operations	1,715,130,660	(5,108,971,519)
Distributions to shareholders	(619,529,849)	(858,448,216)
Affiliated share transactions
Proceeds from sales of shares	3,867,765,240	5,498,177,418
Reinvestment of distributions	619,529,849	858,447,924
Cost of shares redeemed	(767,692,977)	(1,417,433,752)
Net increase (decrease) in net assets resulting from share transactions	3,719,602,112	4,939,191,590
Total increase (decrease) in net assets	4,815,202,923	(1,028,228,145)

Net Assets
Beginning of period	31,934,098,699	32,962,326,844
End of period	$36,749,301,622	$31,934,098,699

Other Information
Shares
Sold	39,469,264	50,850,788
Issued in reinvestment of distributions	6,357,927	8,140,259
Redeemed	(7,873,106)	(13,611,504)
Net increase (decrease)	37,954,085	45,379,543

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$95.82	$114.50	$118.41	$112.59	$105.24	$108.86
Income from Investment Operations
Net investment income (loss) A,B	1.750	2.699	2.569	3.127	3.512	3.276
Net realized and unrealized gain (loss)	3.173	(18.662)	(1.197)	6.011	7.580	(3.786)
Total from investment operations	4.923	(15.963)	1.372	9.138	11.092	(.510)
Distributions from net investment income	(1.743)	(2.717)	(2.615)	(3.192)	(3.742)	(3.059)
Distributions from net realized gain	-	-	(2.667)	(.126)	-	(.051)
Total distributions	(1.743)	(2.717)	(5.282)	(3.318)	(3.742)	(3.110)
Net asset value, end of period	$99.00	$95.82	$114.50	$118.41	$112.59	$105.24
Total Return C,D	5.18%	(14.14)%	1.18%	8.24%	10.75%	(.47)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.61% H	2.53%	2.22%	2.72%	3.27%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$36,749,302	$31,934,099	$32,962,327	$29,136,547	$26,647,348	$8,167,488
Portfolio turnover rate I	166% H	181%	245%	204% J	186% J	73%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$171,725,306
Gross unrealized depreciation	(3,452,699,741)
Net unrealized appreciation (depreciation)	$(3,280,974,435)
Tax cost	$44,225,476,935

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(520,941,278)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	$727,874	$(1,471,022)
Total Credit Risk	$727,874	$(1,471,022)
Interest Rate Risk
Futures Contracts	36,207,169	(52,917,694)
Swaps	(9,491,680)	11,811,804
Total Interest Rate Risk	26,715,489	(41,105,890)
Totals	$27,443,363	$(42,576,912)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	18,957,725,198	20,306,925,381

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Investment Grade Bond Central Fund	8,079

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Central Fund	$61,984	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,103.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® Investment Grade Bond Central Fund	0.0004%
Actual		$ 1,000	$ 1,051.80	$- D
Hypothetical- B		$ 1,000	$ 1,024.93	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.807412.118
TP1-SANN-0523

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023